                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-04624
                                  ----------------------------------------------

             State Street Research Equity Trust
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Francis J. McNamara, III, Secretary
             State Street Research
             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 617-357-1200
                                                   ------------------
Date of fiscal year end:  06/30/04
                        -----------------
Date of reporting period:  7/01/03 - 12/31/03
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1: REPORT TO SHAREHOLDERS
        The Semi-annual Report is attached.

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[BACKGROUND GRAPHIC]

                                                    [LOGO] STATE STREET RESEARCH

[PHOTO]

Large-Cap Value Fund

December 31, 2003

                                               Semiannual Report to Shareholders

Table of Contents

3     Performance Discussion

4     Portfolio Holdings

5     Financial Statements

9     Financial Highlights

11    Trustees and Officers


FROM THE CHAIRMAN
     State Street Research

Optimism in the Economy
Economic news brightened during the six-month period that ended December 31, 2003, and investors responded with renewed enthusiasm for the stock market. Low short-term interest rates, a significant income-tax cut and higher government spending worked together to boost economic growth to its highest level in years. Corporate profits staged a solid rebound. Business spending finally turned higher, as companies became more confident in the outlook for 2004. Even the labor markets began to cooperate. The unemployment rate came down to 5.7% in December 2003, from a high of 6.4% at the beginning of the period.

Stocks Continue to Move Higher on Positive Economic News
A stock market rally that began in the spring continued into the second half of 2003 as the economy strengthened. Technology stocks continued to lead the way, but consumer stocks also gained ground as spending remained strong. In general, small- and mid-cap stocks outperformed large-caps, and value stocks outpaced growth. All stock market indexes reported solid gains for the period.

Bonds Retreat as Interest Rates Rise
U.S. Treasury bonds were hurt by rising interest rates late in the summer because when interest rates rise, bond prices decline. The yield on the benchmark 10-year Treasury rose above 4.5% before settling back down to 4.25% at the end of 2003. However, investor confidence in the economy continued to translate into solid gains for high-yield bonds, which, along with emerging market bonds, were the period's strongest performers. Mortgage bonds eked out a positive return, but lagged corporate and high-yield bonds by a significant margin. Higher mortgage-prepayment activity in the spring hurt the mortgage sector.

Looking Ahead
A strong economy has created a favorable backdrop for investors. However, we know that the markets can be unpredictable. Long-term investment success does not depend on what happens in any one year. However, it can be achieved through regular investing that follows an asset allocation plan suited to your personal needs. If you're uncertain about your asset allocation, talk to your financial advisor. And as always, we look forward to helping you achieve your long-term financial goals with State Street Research funds.


Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman


December 31, 2003

PERFORMANCE
     Discussion as of December 31, 2003

How State Street Research Large-Cap Value Fund Performed
State Street Research Large-Cap Value Fund returned 18.48% for the six months ended December 31, 2003.(1) That was higher than the Russell 1000(R) Value Index, which returned 16.55% over the same period.(2) The fund also outperformed the Lipper Large-Cap Value Funds Average, which returned 15.66% for the period.(3)

Reasons for the Fund's Performance
Our value-based approach helped us choose many undervalued cyclical companies that benefited from an economic recovery and helped the fund outperform its benchmark and peer group. Stock selection in the Health Care, Consumer Discretionary and Technology sectors drove absolute and relative returns. Stock selection in Energy, Integrated Oils, Materials & Processing and Automobiles & Transportation and an underweight position in Utilities also added to the fund's return. However, an overweight stake in Health Care and stock selection in Financial Services detracted from performance.

The fund's emphasis on Intel, in the Technology sector, was the single largest source of outperformance. The company's earnings have benefited from a cyclical recovery in technology spending and semiconductor orders. The majority of the fund's gains relative to its benchmark came from pharmaceutical stocks we owned in the Health Care sector. For example, our investment in Pfizer gained more than the average for the industry and aided the fund's return. However, our investment in Wyeth detracted from return. In the Consumer Discretionary sector, Federated Department Stores, Hughes Electronics and Gap were strong performers. Liberty Media detracted from the fund's return, as dramatically rising costs at its Starz unit hurt the stock. We are holding the position based on attractive long-term prospects.

Looking Ahead
We have positioned the fund for the period ahead by increasing our weight in the Utilities sector, where we believe that companies such as Verizon and SBC have the potential to benefit from new market opportunities and improved demand. To add these positions to the fund, we sold McDonald's, taking profits, prior to the price dip that followed the Mad Cow scare.

Top 10 Holdings
--------------------------------------------------------------------------------
Issuer/Security                  % of Fund Net Assets
      1   Citigroup                       3.7%
          -------------------------------------------
      2   Exxon Mobil                     2.5%
          -------------------------------------------
      3   Tyco International              2.2%
          -------------------------------------------
      4   Bank of America                 2.1%
          -------------------------------------------
      5   Verizon Communications          2.1%
          -------------------------------------------
      6   U.S. Bancorp                    2.0%
          -------------------------------------------
      7   ChevronTexaco                   2.0%
          -------------------------------------------
      8   Morgan Stanley                  2.0%
          -------------------------------------------
      9   National City                   1.9%
          -------------------------------------------
     10   SBC Communications              1.9%
          -------------------------------------------
          Total                          22.4%

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Performance
--------------------------------------------------------------------------------
Fund average annual total return as of 12/31/03(4,6,7)
(does not reflect sales charge)

               1 Year        5 Years       10 Years
Class A        35.45%         3.19%         10.41%
---------------------------------------------------
Class B(1)     34.54%         2.44%          9.63%
---------------------------------------------------
Class B        34.41%         2.45%          9.64%
---------------------------------------------------
Class C        34.44%         2.43%          9.63%
---------------------------------------------------
Class S        35.85%         3.51%         10.75%
---------------------------------------------------

Fund average annual total return as of 12/31/03(4,5,6,7)
(at maximum applicable sales charge)

               1 Year        5 Years       10 Years
Class A        27.66%         1.98%          9.76%
---------------------------------------------------
Class B(1)     29.54%         2.15%          9.63%
---------------------------------------------------
Class B        29.41%         2.15%          9.64%
---------------------------------------------------
Class C        33.44%         2.43%          9.63%
---------------------------------------------------
Class S        35.85%         3.51%         10.75%
---------------------------------------------------


(1)  Class A shares; does not reflect sales charge.
(2) The Russell 1000 Value Index contains those stocks in the Russell 1000(R) Index (a large-company index) that show below-average growth. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.
(3) The Lipper Large-Cap Value Funds Average shows performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared with competing funds.
(4) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(5) Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B or B(1) share, or 1% Class C share contingent deferred sales charge where applicable.
(6) Performance for Class B(1) shares reflect Class B share performance through December 31, 1998 and Class B(1) share performance thereafter. If the returns for Class B(1) shares had reflected their current service/distribution (Rule 12b-1) fees for the entire period, these returns would have been lower. Class S shares, offered without sales charge are available only to certain employee benefit plans and through special programs.
(7) Performance results for the fund are increased by voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.


                                   State Street Research Large-Cap Value Fund  3

PORTFOLIO
     Holdings

December 31, 2003 (unaudited)

Issuer                                              Shares             Value
--------------------------------------------------------------------------------
Common Stocks 96.5%
Automobiles & Transportation 2.4%
Automobiles 1.5%
General Motors Corp. .....................          40,000         $  2,136,000
                                                                   ------------
Railroads 0.9%
Burlington Northern Santa Fe Corp. .......          37,000            1,196,950
                                                                   ------------
Total Automobiles & Transportation .......................            3,332,950
                                                                   ------------
Consumer Discretionary 18.3%
Advertising Agencies 0.5%
Interpublic Group of Companies, Inc.* ....          46,500              725,400
                                                                   ------------
Commercial Services 2.7%
Cendant Corp.* ...........................          89,900            2,002,073
Waste Management Inc. ....................          54,400            1,610,240
                                                                   ------------
                                                                      3,612,313
                                                                   ------------
Communications, Media & Entertainment 5.6%
Hughes Electronics Corp.* ................         119,037            1,970,063
Liberty Media Corp.* .....................         196,300            2,334,007
Viacom Inc. Cl. B ........................          16,000              710,080
Walt Disney Co. ..........................         109,200            2,547,636
                                                                   ------------
                                                                      7,561,786
                                                                   ------------
Consumer Products 1.8%
Kimberly-Clark Corp. .....................          41,700            2,464,053
                                                                   ------------
Household Furnishings 0.8%
Newell Rubbermaid Inc. ...................          46,400            1,056,528
                                                                   ------------
Leisure Time 1.3%
Carnival Corp. ...........................          44,000            1,748,120
                                                                   ------------
Restaurants 1.5%
McDonald's Corp. .........................          84,400            2,095,652
                                                                   ------------
Retail 3.9%
Federated Department Stores Inc. .........          35,000            1,649,550
Gap Inc. .................................          64,700            1,501,687
Home Depot Inc. ..........................          62,300            2,211,027
                                                                   ------------
                                                                      5,362,264
                                                                   ------------
Toys 0.2%
Toys "R" Us Inc.* ........................          24,800              310,608
                                                                   ------------
Total Consumer Discretionary .............................           24,936,724
                                                                   ------------
Consumer Staples 6.4%
Drug & Grocery Store Chains 3.7%
CVS Corp. ................................          48,900            1,766,268
Kroger Co.* ..............................         136,700            2,530,317
Safeway Inc.* ............................          31,300              685,783
                                                                   ------------
                                                                      4,982,368
                                                                   ------------
Foods 1.5%
Sara Lee Corp. ...........................          93,500            2,029,885
                                                                   ------------
Tobacco 1.2%
Altria Group Inc. ........................          30,300            1,648,926
                                                                   ------------
Total Consumer Staples ...................................            8,661,179
                                                                   ------------

Issuer                                              Shares             Value
--------------------------------------------------------------------------------
Financial Services 25.8%
Banks & Savings & Loan 11.8%
Bank of America Corp. ....................          35,200         $  2,831,136
Bank of New York Co., Inc. ...............          76,000            2,517,120
FleetBoston Financial Corp. ..............          57,200            2,496,780
J.P. Morgan Chase & Co. ..................          34,300            1,259,839
National City Corp. ......................          78,200            2,654,108
PNC Financial Corp. ......................          28,300            1,548,859
U.S. Bancorp .............................          93,100            2,772,518
                                                                   ------------
                                                                     16,080,360
                                                                   ------------
Insurance 5.6%
American International Group Inc. ........          36,000            2,386,080
Aon Corp. ................................          28,100              674,198
Hartford Financial Services Group Inc. ...          33,500            1,977,505
XL Capital Ltd. ..........................          32,100            2,489,355
                                                                   ------------
                                                                      7,527,138
                                                                   ------------
Miscellaneous Financial 8.4%
Citigroup Inc. ...........................         102,400            4,970,496
Federal National Mortgage Assn. ..........          18,200            1,366,092
MBNA Corp. ...............................          96,600            2,400,510
Morgan Stanley Inc. ......................          47,300            2,737,251
                                                                   ------------
                                                                     11,474,349
                                                                   ------------
Total Financial Services ..................................          35,081,847
                                                                   ------------
Health Care 7.2%
Drugs & Biotechnology 5.7%
Baxter International Inc. ................          63,700            1,944,124
Bristol-Myers Squibb Co. .................          54,400            1,555,840
Pfizer Inc. ..............................          74,400            2,628,581
Schering-Plough Corp. ....................          28,900              502,571
Wyeth Inc. ...............................          25,400            1,078,230
                                                                   ------------
                                                                      7,709,346
                                                                   ------------
Health Care Facilities 1.5%
HCA Inc. .................................          47,800            2,053,488
                                                                   ------------
Total Health Care .........................................           9,762,834
                                                                   ------------
Integrated Oils 8.0%
Integrated International 8.0%
BP plc ADR ...............................          45,264            2,233,778
ChevronTexaco Corp. ......................          31,751            2,742,969
Exxon Mobil Corp. ........................          81,400            3,337,400
Unocal Corp. .............................          70,900            2,611,247
                                                                   ------------
Total Integrated Oils ....................................           10,925,394
                                                                   ------------
Materials & Processing 6.3%
Chemicals 2.8%
Air Products & Chemicals Inc. ............          25,000            1,320,750
EI du Pont de Nemours & Co. ..............          55,700            2,556,073
                                                                   ------------
                                                                      3,876,823
                                                                   ------------
Non-Ferrous Metals 1.8%
Alcoa Inc. ...............................          62,700            2,382,600
                                                                   ------------
Paper & Forest Products 1.7%
International Paper Co. ..................          54,400            2,345,184
                                                                   ------------
Total Materials & Processing .............................            8,604,607
                                                                   ------------
Other 4.2%
Multi-Sector 4.2%
General Electric Co. .....................          19,600              607,208
Honeywell International Inc. .............          62,600            2,092,718
Tyco International Ltd. ..................         112,100            2,970,650
                                                                   ------------
Total Other ..............................................            5,670,576
                                                                   ------------
Other Energy 4.7%
Offshore Drilling 1.6%
Transocean Inc. ..........................          92,500            2,220,925
                                                                   ------------
Oil & Gas Producers 1.6%
Anadarko Petroleum Corp. .................          42,900            2,188,329
                                                                   ------------
Oil Well Equipment & Services 1.5%
Halliburton Co. ..........................          78,200            2,033,200
                                                                   ------------
Total Other Energy .......................................            6,442,454
                                                                   ------------


4  The notes are an integral part of the financial statements.

FINANCIAL
     Statements

Issuer                                              Shares             Value
--------------------------------------------------------------------------------
Producer Durables 3.3%
Aerospace 3.3%
Boeing Co. ...............................          47,800         $  2,014,292
United Technologies Corp. ................          25,700            2,435,589
                                                                   ------------
Total Producer Durables ..................................            4,449,881
                                                                   ------------
Technology 2.3%
Communications Technology 0.8%
Motorola Inc. ............................          82,400            1,159,368
Computer Software 0.7%
Microsoft Corp. ..........................          33,300              917,082
Computer Technology 0.8%
Sun Microsystems Inc.* ...................         249,700            1,121,153
                                                                   ------------
Total Technology .........................................            3,197,603
                                                                   ------------
Utilities 7.6%
Electrical 1.8%
PPL Corp. ................................          56,900            2,489,375
                                                                   ------------
Telecommunications 5.8%
BellSouth Corp. ..........................          84,100            2,380,030
SBC Communications Inc. ..................         101,200            2,638,284
Verizon Communications Inc. ..............          80,000            2,806,400
                                                                   ------------
                                                                      7,824,714
                                                                   ------------
Total Utilities ..........................................           10,314,089
                                                                   ------------
Total Common Stocks (Cost $109,238,964)...................          131,380,138
                                                                   ------------

                                       Maturity      Principal
Issuer                                   Date          Amount          Value
--------------------------------------------------------------------------------
Commercial Paper 1.6%
Merrill Lynch & Co.,
  1.04% ...................           1/05/2004      $1,000,000         999,884
Merrill Lynch & Co.,
  1.02% ...................           1/07/2004       1,167,000       1,166,802
                                                                   ------------
Total Commercial Paper (Cost $2,166,686) ......................       2,166,686
                                                                   ------------

                                                        % of
                                                     Net Assets
--------------------------------------------------------------------------------
Summary of Portfolio Assets
Investments (Cost $111,405,650) .............            98.1%      133,546,824
Cash and Other Assets, Less Liabilities .....             1.9%        2,624,006
                                                        ------     ------------
Net Assets ..................................           100.0%     $136,170,830
                                                        ======     ============

KEY TO SYMBOLS
* Denotes a security which has not paid a dividend during the last year. ADR Stands for American Depositary Receipt.

Federal Income Tax Information
At December 31, 2003, the net unrealized appreciation
of investments based on cost for federal income tax
purposes of $110,484,721 was as follows:
Aggregate gross unrealized appreciation for all
investments in which there is an excess of value over tax
cost                                                          $ 25,790,736
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost over
value                                                           (2,728,633)
                                                              ------------
                                                              $ 23,062,103
                                                              ============


Statement of Assets and Liabilities
--------------------------------------------------------------------------------
December 31, 2003 (unaudited)

Assets
Investments, at value (Cost $111,405,650) (Note 1).........   $133,546,824
Cash ......................................................         37,896
Receivable for fund shares sold ...........................      2,489,983
Receivable for securities sold ............................      1,315,551
Dividends receivable ......................................        208,076
Receivable for distributor ................................         39,750
Other assets ..............................................         22,097
                                                              ------------
                                                               137,660,177
                                                              ------------
Liabilities
Payable for securities purchased ..........................        984,805
Accrued transfer agent and shareholder services ...........        141,409
Payable for fund shares redeemed ..........................        139,941
Accrued management fee ....................................         75,502
Accrued distribution and service fees .....................         62,304
Accrued administration fee ................................         10,967
Accrued trustees' fees ....................................          3,849
Other accrued expenses ....................................         70,570
                                                              ------------
                                                                 1,489,347
                                                              ------------
Net Assets ................................................   $136,170,830
                                                              ============
Net Assets consist of:
 Undistributed net investment income ......................   $    404,155
 Unrealized appreciation of investments ...................     22,141,174
 Accumulated net realized loss ............................    (19,956,338)
 Paid-in capital ..........................................    133,581,839
                                                              ------------
                                                              $136,170,830
                                                              ============

                    Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

  Class      Net Assets  [divided by]  Number of Shares     =         NAV
  A         $72,138,080                    4,604,866                $15.67*
  B(1)      $26,031,781                    1,745,273                $14.92**
  B         $18,820,405                    1,257,935                $14.96**
  C         $ 5,035,187                      336,706                $14.95**
  S         $14,145,377                      902,272                $15.68

* Maximum offering price per share = $16.63 ($15.67 [divided by] 0.9425) ** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.

          The notes are an integral part of the financial statements.


                                  State Street Research Large-Cap Value Fund   5

FINANCIAL
     Statements

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended December 31, 2003 (unaudited)

Investment Income
Dividends, net of foreign taxes of $3,854 (Note 1) ...........    $ 1,332,092
Interest (Note 1) ............................................         10,888
                                                                  -----------
                                                                    1,342,980
                                                                  -----------
Expenses
Management fee (Note 2) ......................................        387,700
Transfer agent and shareholder services ......................        284,683
Distribution and service fees - Class A (Note 5) .............         92,012
Distribution and service fees - Class B(1) (Note 5) ..........        114,020
Distribution and service fees - Class B (Note 5) .............         91,378
Distribution and service fees - Class C (Note 5) .............         22,311
Administration fee (Note 2) ..................................         61,176
Custodian fee ................................................         51,526
Registration fees ............................................         27,531
Audit fee ....................................................         15,488
Trustees' fees (Note 2) ......................................          5,568
Reports to shareholders ......................................          3,614
Legal fees ...................................................          2,304
Miscellaneous ................................................          9,600
                                                                  -----------
                                                                    1,168,911
Expenses borne by the distributor (Note 3) ...................       (250,669)
Fees paid indirectly (Note 2) ................................         (2,059)
                                                                  -----------
                                                                      916,183
                                                                  -----------
Net investment income ........................................        426,797
                                                                  -----------
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain on investments (Notes 1 and 4) .............      3,108,692
Change in unrealized appreciation of investments .............     16,947,903
                                                                  -----------
Net gain on investments ......................................     20,056,595
                                                                  -----------
Net increase in net assets resulting from operations .........    $20,483,392
                                                                  ===========

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                            Six months ended
                                           December 31, 2003     Year ended
                                              (unaudited)       June 30, 2003
                                           ------------------   -------------
Increase (Decrease) In Net Assets
Operations:
Net investment income ...................    $    426,797       $    674,385
Net realized loss on investments                3,108,692        (21,570,942)
Change in unrealized appreciation
  (depreciation) of investments .........      16,947,903         15,523,789
                                             ------------       ------------
Net increase (decrease) resulting
  from operations .......................      20,483,392         (5,372,768)
                                             ------------       ------------
Dividends from net investment
  income: ...............................
  Class A ...............................        (534,604)           (77,647)
  Class S ...............................        (140,246)           (41,064)
                                             ------------       ------------
                                                 (674,850)          (118,711)
                                             ------------       ------------
Distribution from capital gains:
  Class A ...............................              --           (280,040)
  Class B(1) ............................              --           (110,039)
  Class B ...............................              --           (106,747)
  Class C ...............................              --            (23,227)
  Class S ...............................              --            (48,447)
                                             ------------       ------------
                                                       --           (568,500)
                                             ------------       ------------
Net increase (decrease) from
  fund share transactions
  (Note 6) ..............................       7,728,049        (21,793,210)
                                             ------------       ------------
Total increase (decrease) in net
  assets ................................      27,536,591        (27,853,189)
Net Assets
Beginning of period .....................     108,634,239        136,487,428
                                             ------------       ------------
End of period (including
  undistributed net investment
  income of $404,154 and
  $652,208, respectively)................    $136,170,830       $108,634,239
                                             ============       ============


6 The notes are an integral part of the financial statements.

NOTES TO FINANCIAL
             Statements

December 31, 2003 (unaudited)

Note 1
State Street Research Large-Cap Value Fund is a series of State Street Research Equity Trust (the "Trust"), which is organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The investment objective of the fund is to provide long-term growth of capital and secondarily, income. Under normal market conditions, the fund invests at least 80% of net assets in large-cap value stocks. These may include common and preferred stocks, convertible securities and warrants. In keeping its secondary goal, the fund also considers a company's potential for paying dividends.

The fund offers five classes of shares. Class A shares are subject to initial sales charges of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne prorata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of these securities, then they are valued at their fair value taking this trading or these events into account.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. Net Investment Income
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated to the funds in the Trust.

D. Dividends
Dividends from net investment income, if any are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The difference is primarily due to differing treatments for wash sale deferrals.

The fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount has been reflected on Form 1099 for the calendar year 2003.

E. Federal Income Taxes
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

At June 30, 2003, the fund had a capital loss carryforward of $10,212,833 available, to the extent provided in regulations, to offset future capital gains, if any, which expire on June 30, 2011.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 2002, through June 30, 2003, the fund incurred net capital losses of approximately $11,131,000 and intends to defer and treat such losses as arising in the fiscal year ended June 30, 2004.

F. Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G. Securities Lending
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At December 31, 2003, there were no loaned securities. During the year ended December 31, 2003, income from securities lending amounted to $108 and is included in interest income.

Note 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of fund net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended December 31, 2003, the fees pursuant to such agreement amounted to $387,700.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended December 31, 2003, the amount of such expenses allocated to the fund was $95,046.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the six months ended December 31, 2003, the fund's transfer agent fees were reduced by $2,059 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $5,568 during the six months ended December 31, 2003.


                                   State Street Research Large-Cap Value Fund  7

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among State Street Research funds. During the six months ended December 31, 2003, the amount of such expenses was $61,176.

Note 3
The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees and expenses relating to the fund. For the six months ended December 31, 2003, the amount of such expenses assumed by the Distributor and its affiliates was $250,669.

Note 4
For the six months ended December 31, 2003, purchases and sales of securities, exclusive of short-term obligations, aggregated $26,172,337, and $21,514,494, respectively.

Note 5
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares and 0.75% of average daily net assets for Class B(1), Class B and Class C shares. Currently, the annual service and distribution fees paid by Class B shares have been voluntarily reduced to 0.00%. The fund expects this waiver to continue, although there is no guarantee that it will. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended December 31, 2003, fees pursuant to such plans amounted to $92,012, $114,020, $91,378 and $22,311 for Class A, Class B(1), Class B and Class C shares, respectively. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of December 31, 2003, there were $931,249 and $1,168,149 for Class A and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned initial sales charges aggregating $11,315 and $48,877, respectively, on sales of Class A shares of the fund during the six months ended December 31, 2003, and that MetLife Securities, Inc., earned commissions aggregating $43,119 and $775 on sales of Class B(1) and Class C shares, respectively, and the Distributor collected contingent deferred sales charges aggregating $75,882, $397, and $4,793 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

Note 6
The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 par value per share.

These transactions break down by share class as follows:

                                                                     Six months ended
                                                                    December 31, 2003                      Year ended
                                                                       (unaudited)                       June 30, 2003
                                                                --------------------------------------------------------------
Class A                                                          Shares          Amount              Shares          Amount
------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     1,087,787      $15,662,437          1,338,466     $ 16,244,850
Issued upon reinvestment of:
 Dividends from net investment income                              33,093          506,919              5,706           67,840
 Distribution from capital gains                                       --               --             21,268          252,877
Shares redeemed                                                  (643,202)      (9,183,202)        (2,274,592)     (26,921,235)
                                                                ---------      -----------         ----------     ------------
Net increase (decrease)                                           477,678      $ 6,986,154           (909,152)    $(10,355,668)
                                                                =========      ===========         ==========     ============

Class B(1)                                                       Shares          Amount             Shares           Amount
------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                       233,352      $ 3,147,546            462,820     $  5,269,090
Issued upon reinvestment of distribution from capital gains            --               --              8,970          101,452
Shares redeemed                                                  (115,358)      (1,547,790)          (610,993)      (6,800,769)
                                                                ---------      -----------         ----------     ------------
Net increase (decrease)                                           117,994      $ 1,599,756           (139,203)    $ (1,430,227)
                                                                =========      ===========         ==========     ============

Class B                                                          Shares          Amount             Shares           Amount
------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                        22,796      $   305,416             91,696     $  1,061,499
Issued upon reinvestment of distribution from capital gains            --               --              8,906          100,989
Shares redeemed                                                  (172,480)      (2,347,096)          (682,146)      (7,628,499)
                                                                ---------      -----------         ----------     ------------
Net decrease                                                     (149,684)     $(2,041,680)          (581,544)    $ (6,466,011)
                                                                =========      ===========         ==========     ============

Class C                                                          Shares          Amount             Shares           Amount
------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                        59,877      $   816,605            106,688     $  1,208,529
Issued upon reinvestment of distribution from capital gains            --               --              1,081           12,262
Shares redeemed                                                   (42,942)        (586,791)          (170,793)      (1,909,549)
                                                                ---------      -----------         ----------     ------------
Net increase (decrease)                                            16,935      $   229,814            (63,024)    $   (688,758)
                                                                =========      ===========         ==========     ============

Class S                                                          Shares          Amount             Shares           Amount
------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                       111,656      $ 1,583,302            282,020     $  3,384,993
Issued upon reinvestment of:
 Dividends from net investment income                               9,109          139,644              3,432           40,811
 Distribution from capital gains                                       --               --              4,050           48,150
Shares redeemed                                                   (53,741)        (768,941)          (565,941)      (6,326,500)
                                                                ---------      -----------         ----------     ------------
Net increase (decrease)                                            67,024      $   954,005           (276,439)    $ (2,852,546)
                                                                =========      ===========         ==========     ============
------------------------------------------------------------------------------------------------------------------------------

FINANCIAL
        Highlights

For a share outstanding throughout each period:

                                                                                       Class A
                                                                 -----------------------------------------------------
                                                                 Six months ended    Years ended June 30
                                                                 December 31, 2003   ---------------------------------
                                                                  (unaudited)(a)     2003(a)   2002(a)(f)   2001(a)(f)
                                                                 -----------------------------------------------------
Net asset value, beginning of period ($)                               13.33          13.51       16.84        14.57
                                                                      ------         ------      ------       ------
  Net investment income ($)*                                            0.07           0.11        0.05         0.10
  Net realized and unrealized gain (loss) on investments ($)            2.39          (0.21)      (2.23)        2.71
                                                                      ------         ------      ------       ------
Total from investment operations ($)                                    2.46          (0.10)      (2.18)        2.81
                                                                      ------         ------      ------       ------
  Dividends from net investment income ($)                             (0.12)         (0.02)      (0.01)       (0.08)
  Distributions from capital gains ($)                                    --          (0.06)      (1.14)       (0.46)
                                                                      ------         ------      ------       ------
Total distributions ($)                                                (0.12)         (0.08)      (1.15)       (0.54)
                                                                      ------         ------      ------       ------
Net asset value, end of period ($)                                     15.67          13.33       13.51        16.84
                                                                      ======         ======      ======       ======
Total return (%)(b)                                                    18.48 (d)      (0.67)     (13.71)       19.50

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                             72,138         55,022      68,034       63,751
Expense ratio (%)*                                                      1.31 (e)       1.31        1.31         1.31
Expense ratio after expense reductions (%)*                             1.30 (e)       1.30        1.30         1.29
Ratio of net investment income to average net assets (%)*               0.95 (e)       0.88        0.33         0.62
Portfolio turnover rate (%)                                            18.47          45.22       52.21        82.10
*Reflects voluntary reduction of expenses of these amounts (%)          0.42 (e)       0.38        0.39         0.32

                                                                        Class A
                                                                 -----------------------
                                                                   Years ended June 30
                                                                 -----------------------
                                                                 2000(a)(f)   1999(a)(f)
                                                                 -----------------------
Net asset value, beginning of period ($)                            21.30        21.68
                                                                   ------       ------
  Net investment income ($)*                                         0.18         0.13
  Net realized and unrealized gain (loss) on investments ($)        (2.75)        1.64
                                                                   ------       ------
Total from investment operations ($)                                (2.57)        1.77
                                                                   ------       ------
  Dividends from net investment income ($)                          (0.20)       (0.09)
  Distributions from capital gains ($)                              (3.96)       (2.06)
                                                                   ------       ------
Total distributions ($)                                             (4.16)       (2.15)
                                                                   ------       ------
Net asset value, end of period ($)                                  14.57        21.30
                                                                   ======       ======
Total return (%)(b)                                                (13.68)        9.61

Ratios/Supplemental Data
----------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                          52,086       76,943
Expense ratio (%)*                                                   1.27         1.26
Expense ratio after expense reductions (%)*                          1.26         1.25
Ratio of net investment income to average net assets (%)*            1.11         0.68
Portfolio turnover rate (%)                                         80.37       118.91
*Reflects voluntary reduction of expenses of these amounts (%)       0.24         0.05

                                                                                          Class B(1)
                                                                   -----------------------------------------------------
                                                                   Six months ended    Years ended June 30
                                                                   December 31, 2003   ---------------------------------
                                                                    (unaudited)(a)     2003(a)   2002(a)(f)   2001(a)(f)
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                 12.64          12.89       16.21        14.09
                                                                        ------         ------      ------       ------
  Net investment income (loss) ($)*                                       0.02           0.02       (0.05)       (0.02)
  Net realized and unrealized gain (loss) on investments ($)              2.26          (0.21)      (2.13)        2.61
                                                                        ------         ------      ------       ------
Total from investment operations ($)                                      2.28          (0.19)      (2.18)        2.59
                                                                        ------         ------      ------       ------
  Dividends from net investment income ($)                                  --             --          --        (0.01)
  Distributions from capital gains ($)                                      --          (0.06)      (1.14)       (0.46)
                                                                        ------         ------      ------       ------
Total distributions ($)                                                     --          (0.06)      (1.14)       (0.47)
                                                                        ------         ------      ------       ------
Net asset value, end of period ($)                                       14.92          12.64       12.89        16.21
                                                                        ======         ======      ======       ======
Total return (%)(b)                                                      18.04 (d)      (1.40)     (14.33)       18.66

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                               26,032         20,565      22,769       15,995
Expense ratio (%)*                                                        2.01 (e)       2.01        2.01         2.01
Expense ratio after expense reductions (%)*                               2.00 (e)       2.00        2.00         1.99
Ratio of net investment income (loss) to average net assets (%)*          0.25 (e)       0.19       (0.38)       (0.12)
Portfolio turnover rate (%)                                              18.47          45.22       52.21        82.10
*Reflects voluntary reduction of expenses of these amounts (%)            0.42 (e)       0.38        0.38         0.29

                                                                          Class B(1)
                                                                   --------------------------
                                                                   Years ended June 30
                                                                   --------------------------
                                                                   2000(a)(f)   1999(a)(c)(f)
---------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                              20.76        18.66
                                                                     ------       ------
  Net investment income (loss) ($)*                                    0.06         0.02
  Net realized and unrealized gain (loss) on investments ($)          (2.67)        2.09
                                                                     ------       ------
Total from investment operations ($)                                  (2.61)        2.11
                                                                     ------       ------
  Dividends from net investment income ($)                            (0.10)       (0.01)
  Distributions from capital gains ($)                                (3.96)          --
                                                                     ------       ------
Total distributions ($)                                               (4.06)       (0.01)
                                                                     ------       ------
Net asset value, end of period ($)                                    14.09        20.76
                                                                     ======       ======
Total return (%)(b)                                                  (14.33)       11.30 (d)

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                             7,504        4,244
Expense ratio (%)*                                                     2.01         2.01 (e)
Expense ratio after expense reductions (%)*                            2.00         2.00 (e)
Ratio of net investment income (loss) to average net assets (%)*       0.39         0.24 (e)
Portfolio turnover rate (%)                                           80.37       118.91
*Reflects voluntary reduction of expenses of these amounts (%)         0.24         0.04 (e)

                                                                                          Class B
                                                                   -----------------------------------------------------
                                                                   Six months ended    Years ended June 30
                                                                   December 31, 2003   ---------------------------------
                                                                    unaudited)(a)      2003(a)   2002(a)(f)   2001(a)(f)
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                 12.68          12.92       16.26        14.12
                                                                        ------         ------      ------       ------
  Net investment income (loss) ($)*                                       0.02           0.02       (0.05)       (0.01)
  Net realized and unrealized gain (loss) on investments ($)              2.26          (0.20)      (2.15)        2.62
                                                                        ------         ------      ------       ------
Total from investment operations ($)                                      2.28          (0.18)      (2.20)        2.61
                                                                        ------         ------      ------       ------
  Dividends from net investment income ($)                                  --             --          --        (0.01)
  Distributions from capital gains ($)                                      --          (0.06)      (1.14)       (0.46)
                                                                        ------         ------      ------       ------
Total distributions ($)                                                     --          (0.06)      (1.14)       (0.47)
                                                                        ------         ------      ------       ------
Net asset value, end of period ($)                                       14.96          12.68       12.92        16.26
                                                                        ======         ======      ======       ======
Total return (%)(b)                                                      17.98 (d)      (1.32)     (14.36)       18.66

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                               18,820         17,844      25,703       34,880
Expense ratio (%)*                                                        2.01 (e)       2.01        2.01         2.01
Expense ratio after expense reductions (%)*                               2.00 (e)       2.00        2.00         1.99
Ratio of net investment income (loss) to average net assets (%)*          0.26 (e)       0.20       (0.36)       (0.07)
Portfolio turnover rate (%)                                              18.47          45.22       52.21        82.10
*Reflects voluntary reduction of expenses of these amounts (%)            0.42 (e)       0.38        0.40         0.33

                                                                          Class B
                                                                   -----------------------
                                                                   Years ended June 30
                                                                   -----------------------
                                                                   2000(a)(f)   1999(a)(f)
------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                              20.77        21.25
                                                                     ------       ------
  Net investment income (loss) ($)*                                    0.06        (0.01)
  Net realized and unrealized gain (loss) on investments ($)          (2.67)        1.59
                                                                     ------       ------
Total from investment operations ($)                                  (2.61)        1.58
                                                                     ------       ------
  Dividends from net investment income ($)                            (0.08)          --)
  Distributions from capital gains ($)                                (3.96)       (2.06)
                                                                     ------       ------
Total distributions ($)                                               (4.04)       (2.06)
                                                                     ------       ------
Net asset value, end of period ($)                                    14.12        20.77
                                                                     ======       ======
Total return (%)(b)                                                  (14.33)        8.82

Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                            33,392       59,527
Expense ratio (%)*                                                     2.01         2.01
Expense ratio after expense reductions (%)*                            2.00         2.00
Ratio of net investment income (loss) to average net assets (%)*       0.37        (0.06)
Portfolio turnover rate (%)                                           80.37       118.91
*Reflects voluntary reduction of expenses of these amounts (%)         0.24         0.05


                                   State Street Research Large-Cap Value Fund  9

                                                                                           Class C
                                                                   -----------------------------------------------------
                                                                   Six months ended    Years ended June 30
                                                                   December 31, 2003   ---------------------------------
                                                                    (unaudited)(a)     2003(a)   2002(a)(f)   2001(a)(f)
                                                                   -----------------------------------------------------
Net asset value, beginning of period ($)                                 12.67           12.9       16.26        14.13
                                                                        ------         ------      ------        -----
  Net investment income (loss) ($)*                                       0.02           0.02       (0.05)       (0.02)
  Net realized and unrealized gain (loss) on investments ($)              2.26          (0.20)      (2.16)        2.62
                                                                        ------         ------      ------        -----
Total from investment operations ($)                                      2.28          (0.18)      (2.21)        2.60
                                                                        ------         ------      ------        -----
  Dividends from net investment income ($)                                  --             --          --        (0.01)
  Distributions from capital gains ($)                                      --          (0.06)      (1.14)       (0.46)
                                                                        ------         ------      ------        -----
Total distributions ($)                                                     --          (0.06)      (1.14)       (0.47)
                                                                        ------         ------      ------        -----
Net asset value, end of period ($)                                       14.95          12.67       12.91        16.26
                                                                        ======         ======      ======        =====
Total return (%)(b)                                                      18.00 (d)      (1.32)     (14.48)       18.69

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                                5,035          4,052       4,944        3,074
Expense ratio (%)*                                                        2.01 (e)       2.01        2.01         2.01
Expense ratio after expense reductions (%)*                               2.00 (e)       2.00        2.00         1.99
Ratio of net investment income (loss) to average net assets (%)*          0.25 (e)       0.20       (0.38)       (0.14)
Portfolio turnover rate (%)                                              18.47          45.22       52.21        82.10
*Reflects voluntary reduction of expenses of these amounts (%)            0.42 (e)       0.38        0.37         0.28

                                                                          Class C
                                                                   -----------------------
                                                                   Years ended June 30
                                                                   -----------------------
                                                                   2000(a)(f)   1999(a)(f)
                                                                   -----------------------
Net asset value, beginning of period ($)                              20.78        21.26
                                                                     ------       ------
  Net investment income (loss) ($)*                                    0.06        (0.01)
  Net realized and unrealized gain (loss) on investments ($)          (2.66)        1.59
                                                                     ------       ------
Total from investment operations ($)                                  (2.60)        1.58
                                                                     ------       ------
  Dividends from net investment income ($)                            (0.09)          --
  Distributions from capital gains ($)                                (3.96)       (2.06)
                                                                     ------       ------
Total distributions ($)                                               (4.05)       (2.06)
                                                                     ------       ------
Net asset value, end of period ($)                                    14.13        20.78
                                                                     ======       ======
Total return (%)(b)                                                  (14.30)        8.81

Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                             1,189        1,555
Expense ratio (%)*                                                     2.01         2.01
Expense ratio after expense reductions (%)*                            2.00         2.00
Ratio of net investment income (loss) to average net assets (%)*       0.36        (0.07)
Portfolio turnover rate (%)                                           80.37       118.91
*Reflects voluntary reduction of expenses of these amounts (%)         0.24         0.05

                                                                                         Class S
                                                                   -----------------------------------------------------
                                                                   Six months ended    Years ended June 30
                                                                   December 31, 2003   ---------------------------------
                                                                    (unaudited)(a)     2003(a)   2002(a)(f)   2001(a)(f)
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                 13.35          13.53       16.81        14.54
                                                                        ------         ------      ------       ------
  Net investment income ($)*                                              0.09           0.13        0.10         0.15
  Net realized and unrealized gain (loss) on investments ($)              2.40          (0.20)      (2.22)        2.69
                                                                        ------         ------      ------       ------
Total from investment operations ($)                                      2.49          (0.07)      (2.12)        2.84
                                                                        ------         ------      ------       ------
  Dividends from net investment income ($)                               (0.16)         (0.05)      (0.02)       (0.11)
  Distributions from capital gains ($)                                      --          (0.06)      (1.14)       (0.46)
                                                                        ------         ------      ------       ------
Total distributions ($)                                                  (0.16)         (0.11)      (1.16)       (0.57)
                                                                        ------         ------      ------       ------
Net asset value, end of period ($)                                       15.68          13.35       13.53        16.81
                                                                        ======         ======      ======       ======
Total return (%)(b)                                                      18.66 (d)      (0.37)     (13.41)       19.89

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                               14,145         11,152      15,038       18,226
Expense ratio (%)*                                                        1.01 (e)       1.01        1.01         1.01
Expense ratio after expense reductions (%)*                               1.00 (e)       1.00        1.00         0.99
Ratio of net investment income (loss) to average net assets (%)*          1.25 (e)       1.15        0.64         0.93
Portfolio turnover rate (%)                                              18.47          45.22       52.21        82.10
*Reflects voluntary reduction of expenses of these amounts (%)            0.42 (e)       0.37        0.40         0.33

                                                                          Class S
                                                                   -----------------------
                                                                   Years ended June 30
                                                                   -----------------------
                                                                   2000(a)(f)   1999(a)(f)
------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                              21.26        21.65
                                                                     ------       ------
  Net investment income ($)*                                           0.22         0.17
  Net realized and unrealized gain (loss) on investments ($)          (2.74)        1.64
                                                                     ------       ------
Total from investment operations ($)                                  (2.52)        1.81
                                                                     ------       ------
  Dividends from net investment income ($)                            (0.24)       (0.14)
  Distributions from capital gains ($)                                (3.96)       (2.06)
                                                                     ------       ------
Total distributions ($)                                               (4.20)       (2.20)
                                                                     ------       ------
Net asset value, end of period ($)                                    14.54        21.26
                                                                     ======       ======
Total return (%)(b)                                                  (13.42)        9.84

Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                            17,038       63,346
Expense ratio (%)*                                                     1.01         1.01
Expense ratio after expense reductions (%)*                            1.00         1.00
Ratio of net investment income (loss) to average net assets (%)*       1.36         0.89
Portfolio turnover rate (%)                                           80.37       118.91
*Reflects voluntary reduction of expenses of these amounts (%)         0.24         0.05

(a)  Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily assumed a portion of the fund's expenses.
(c)  January 1, 1999 (commencement of share class) to June 30, 1999
(d)  Not annualized
(e)  Annualized
(f)  Audited by other auditors

TRUSTEES AND OFFICERS
         State Street Research Equity Trust

                                                                                                         Number of Funds
Name,                  Position(s)   Term of Office                                                      in Fund Complex
Address                 Held with     and Length of               Principal Occupations                    Overseen by
and Age(a)                 Fund      Time Served(b)                During Past 5 Years                 Trustee/Officer(c)
----------------------------------------------------------------------------------------------------------------------------
Independent Trustees
Bruce R. Bond          Trustee           Since        Retired; formerly Chairman of the Board, Chief            19
(57)                                     1999         Executive Officer and President, PictureTel
                                                      Corporation (video conferencing systems)

Peter S. Drotch        Trustee           Since        Retired; formerly Partner,                                19
(62)                                     2004         PricewaterhouseCoopers LLP

Steve A. Garban        Trustee           Since        Retired; formerly Senior Vice President for               56
(66)                                     1997         Finance and Operations and Treasurer, The
                                                      Pennsylvania State University

Dean O. Morton         Trustee           Since        Retired; formerly Executive Vice President,
(72)                                     1986         Chief Operating Officer and Director,
                                                      Hewlett-Packard Company (computer
                                                      manufacturer)

Susan M. Phillips      Trustee           Since        Dean, School of Business and Public                       19
(59)                                     1999         Management, George Washington University;
                                                      formerly a member of the Board of Governors of
                                                      the Federal Reserve System; and Chairman and
                                                      Commissioner of the Commodity Futures Trading
                                                      Commission

Toby Rosenblatt        Trustee           Since        President, Founders Investments Ltd.                      56
(65)                                     1993         (investments); President, Pacific Four
                                                      Investments (investments); formerly President,
                                                      The Glen Ellen Company (private investment
                                                      firm)

Michael S.             Trustee           Since        Jay W. Forrester Professor of Management,                 56
Scott Morton (66)                        1987         Sloan School of Management, Massachusetts
                                                      Institute of Technology

James M. Storey        Trustee           Since        Attorney; formerly Partner, Dechert (law firm)            19
(72)                                     2002


----------------------------------------------------------------------------------------------------------------------------
Interested Trustees
Richard S. Davis(+)    Trustee           Since        Chairman of the Board, President and Chief                19
(58)                                     2000         Executive Officer of State Street Research &
                                                      Management Company; formerly Senior Vice
                                                      President, Fixed Income Investments,
                                                      Metropolitan Life Insurance Company
----------------------------------------------------------------------------------------------------------------------------
Officers
Arthur J. Barry        Vice              Since        Vice President of State Street Research &                  3
(36)                   President         2004         Management Company; formerly Senior Portfolio
                                                      Manager, Invesco Capital Management

Anthony Forcione       Vice              Since        Vice President of State Street Research &                  3
(33)                   President         2003         Management Company; formerly associate
                                                      portfolio manager and equity analyst, State
                                                      Street Research & Management Company

C. Kim Goodwin         Vice              Since        Managing Director and Chief Investment Officer            18
(44)                   President         2002         - Equities of State Street Research &
                                                      Management Company; formerly Chief Investment
                                                      Officer - U.S. Growth Equities, American
                                                      Century

John S. Lombardo       Vice              Since        Managing Director, Chief Financial Officer and            19
(49)                   President         2001         Director of State Street Research & Management
                                                      Company; formerly Executive Vice President,
                                                      State Street Research & Management Company;
                                                      and Senior Vice President, Product and
                                                      Financial Management, MetLife Auto & Home

Daniel J. Rice, III    Vice              Since        Senior Vice President of State Street Research             3
(52)                   President         1990         & Management Company

Peter A. Zuger         Vice              Since        Managing Director of State Street Research &               3
(55)                   President         1998         Management Company; formerly Senior Vice
                                                      President, State Street Research & Management
                                                      Company

Douglas A. Romich      Treasurer         Since        Senior Vice President and Treasurer of State              19
(47)                                     2001         Street Research & Management Company; formerly
                                                      Vice President and Assistant Treasurer, State
                                                      Street Research & Management Company

Francis J.             Secretary         Since        Managing Director, General Counsel and                    19
McNamara, III (48)                       1995         Secretary of State Street Research &
                                                      Management Company; formerly Executive Vice
                                                      President, State Street Research & Management
                                                      Company

Name,                         Other
Address                Directorships Held
and Age(a)             by Trustee/Officer
-----------------------------------------
Independent Trustees
Bruce R. Bond          Avaya Corp.
(57)


Peter S. Drotch        First Marblehead GRP
(62)

Steve A. Garban        Metropolitan Series Fund, Inc.;
(66)                   and Metropolitan Series Fund II


Dean O. Morton         BEA Systems, Inc.; Cepheid;
(72)                   Pharsight Corporation; Metropolitan
                       Series Fund, Inc.; and Metropolitan
                       Series Fund II

Susan M. Phillips      The Kroger Co.
(59)





Toby Rosenblatt        A.P. Pharma, Inc.; Metropolitan
(65)                   Series Fund, Inc.; and Metropolitan
                       Series Fund II



Michael S.             Metropolitan Series Fund, Inc.;
Scott Morton (66)      and Metropolitan Series Fund II


James M. Storey        SEI Investments Funds (consisting
(72)                   of 104 portfolios); and The
                       Massachusetts Health & Education
                       Tax-Exempt Trust
-----------------------------------------
Interested Trustees
Richard S. Davis(+)    None
(58)



-----------------------------------------
Officers
Arthur J. Barry        None
(36)


Anthony Forcione       None
(33)



C. Kim Goodwin         None
(44)




John S. Lombardo       None
(49)





Daniel J. Rice, III    None
(52)

Peter A. Zuger         None
(55)



Douglas A. Romich      None
(47)



Francis J.             None
McNamara, III (48)

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 9 investment companies for which State Street Research & Management Company serves as sole investment adviser and all series of Metropolitan Series Fund, Inc. and Metropolitan Series Fund II. The primary adviser to Metropolitan Series Fund, Inc. and Metropolitan Series Fund II, is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(+) Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.


                                  State Street Research Large-Cap Value Fund  11

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For more information on the products and services we offer, refer to OverView, our quarterly shareholder newsletter.


Webcasts

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markets, the economy and timely                     for Excellence in
investment topics, tune in to a State          Shareholder Communications
Street Research webcast by visiting our
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                                                for Excellence in Service
For a list of our funds, visit our
website at www.ssrfunds.com under
Research Our Funds.

This report must be accompanied or preceded by a current prospectus. When used as sales material after March 31, 2004, this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637) or by visiting our website at www.ssrfunds.com. The prospectus contains more complete information, including investment objective, risks, charges and expenses. Please read and consider the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and quality shareholder communications, and should not be considered a rating of fund performance. The
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(C)2004 State Street Research Investment Services, Inc.
One Financial Center
Boston, MA 02111-2690
www.ssrfunds.com
CONTROL NUMBER:(exp0205)SSR-LD                                     LCV-1227-0204

                                                [LOGO] STATE STREET RESEARCH

[BACKGROUND GRAPHIC]

[PHOTO]

Mid-Cap Value Fund

December 31, 2003

                                               Semiannual Report to Shareholders

Table of Contents

 3  Performance Discussion

 4  Portfolio Holdings

 5  Financial Statements

 9  Financial Highlights

11  Trustees and Officers

FROM THE CHAIRMAN
      State Street Research

Optimism in the Economy
Economic news brightened during the six-month period that ended December 31, 2003, and investors responded with renewed enthusiasm for the stock market. Low short-term interest rates, a significant income-tax cut and higher government spending worked together to boost economic growth to its highest level in years. Corporate profits staged a solid rebound. Business spending finally turned higher, as companies became more confident in the outlook for 2004. Even the labor markets began to cooperate. The unemployment rate came down to 5.7% in December 2003, from a high of 6.4% at the beginning of the period.

Stocks Continue to Move Higher on Positive Economic News
A stock market rally that began in the spring continued into the second half of 2003 as the economy strengthened. Technology stocks continued to lead the way, but consumer stocks also gained ground as spending remained strong. In general, small- and mid-cap stocks outperformed large-caps, and value stocks outpaced growth. All stock market indexes reported solid gains for the period.

Bonds Retreat as Interest Rates Rise
U.S. Treasury bonds were hurt by rising interest rates late in the summer because when interest rates rise, bond prices decline. The yield on the benchmark 10-year Treasury rose above 4.5% before settling back down to 4.25% at the end of 2003. However, investor confidence in the economy continued to translate into solid gains for high-yield bonds, which, along with emerging market bonds, were the period's strongest performers. Mortgage bonds eked out a positive return, but lagged corporate and high-yield bonds by a significant margin. Higher mortgage-prepayment activity in the spring hurt the mortgage sector.

Looking Ahead
A strong economy has created a favorable backdrop for investors. However, we know that the markets can be unpredictable. Long-term investment success does not depend on what happens in any one year. However, it can be achieved through regular investing that follows an asset allocation plan suited to your personal needs. If you're uncertain about your asset allocation, talk to your financial advisor. And as always, we look forward to helping you achieve your long-term financial goals with State Street Research funds.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman

December 31, 2003

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
         Discussion as of December 31, 2003

How State Street Research Mid-Cap Value Fund Performed
State Street Research Mid-Cap Value Fund returned 22.72% for the six months ended December 31, 2003.(1) That was slightly higher than the Russell Midcap[RegTM] Value Index, which returned 22.06% over the same period.(2) The fund also did better than the Lipper Mid-Cap Value Funds Average, which returned 21.97% for the period.(3)

Reasons for the Fund's Performance
Strong stock selection in the Transportation, Health Care and Technology sectors, plus an overweight in multi-sector companies, helped the fund outperform its benchmark and peer group. In Technology, our underweight position detracted from performance, but the companies we invested in performed strongly. For example, semiconductor chipmaker Cypress Semiconductor gained ground as it benefited from soaring demand for consumer electronic products. NCR's share price rose on better-than-expected earnings, which stemmed from improved operating performance across its ATM, retail systems and data warehousing segments. In Health Care, our investments in Universal Health Services, a suburban hospital chain, and opticalhealth firm Bausch & Lomb generated substantial returns. Air-transport and freight firm CNF and truck-engine manufacturer Navistar International benefited from a stronger economy and delivered strong gains in the Automobiles & Transportation sector. However, several of our investments in the Energy sector lagged the index, including Burlington Resources and Noble Corp. Our decision to downplay homebuilding as well as the identification and filter devices industries in the Producer Durables sector also hurt performance, as these were two of the top-performing industries in the sector.

Looking Ahead
Despite taking profits in some of our holdings in the Materials & Processing and Energy sectors, we continue to favor both sectors because we believe they will continue to benefit from a strengthening economy. The fund's largest overweight relative to the index remains in the Consumer Discretionary sector. However, we reduced that weight somewhat with the sale of human resources firm Manpower. We also increased our overweight position in conglomerates via the purchase of ITT Industries, which is experiencing an improvement in its defense and wastewater businesses.

Top 10 Holdings
--------------------------------------------------------------------------------

Issuer/Security                   % of Fund Net Assets
 1  XL Capital                            2.1%
 ----------------------------------------------------
 2  Axis Capital Holdings                 2.0%
 ----------------------------------------------------
 3  Pepsi Bottling Group                  2.0%
 ----------------------------------------------------
 4  Boston Properties                     1.9%
 ----------------------------------------------------
 5  Pepco Holdings                        1.9%
 ----------------------------------------------------
 6  MGIC Investment                       1.9%
 ----------------------------------------------------
 7  PPL                                   1.9%
 ----------------------------------------------------
 8  Sempra Energy                         1.9%
 ----------------------------------------------------
 9  Pentair                               1.8%
 -----------------------------------------------------
10  Smurfit-Stone Container               1.8%
 -----------------------------------------------------
    Total                                19.2%

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Performance
--------------------------------------------------------------------------------
Fund average annual total return as of 12/31/03(4,6,7)
(does not reflect sales charge)

                   1 Year         5 Years         10 Years
----------------------------------------------------------
Class A            34.57%         9.20%           12.34%
----------------------------------------------------------
Class B(1)         33.73%         8.40%           11.55%
----------------------------------------------------------
Class B            36.11%         8.89%           11.80%
----------------------------------------------------------
Class C            33.84%         8.46%           11.57%
----------------------------------------------------------
Class R            34.53%         9.19%           12.34%
----------------------------------------------------------
Class S            35.19%         9.54%           12.69%
----------------------------------------------------------

Fund average annual total return as of 12/31/03(4,5,6,7)
(at maximum applicable sales charge)

                   1 Year         5 Years         10 Years
----------------------------------------------------------
Class A            26.84%         7.91%           11.68%
----------------------------------------------------------
Class B(1)         28.73%         8.11%           11.55%
----------------------------------------------------------
Class B            31.11%         8.61%           11.80%
----------------------------------------------------------
Class C            32.80%         8.46%           11.57%
----------------------------------------------------------
Class R            34.53%         9.19%           12.34%
----------------------------------------------------------
Class S            35.19%         9.54%           12.69%
----------------------------------------------------------

1    Class A shares; does not reflect sales charge.
2 The Russell Midcap Value Index contains those stocks within the complete Russell Midcap[RegTM] Index (800 of the smallest securities in the Russell 1000[RegTM] Index) that show below-average growth. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.
3 The Lipper Mid-Cap Value Funds Average shows performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared with competing funds.
4 Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
5 Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B or B(1) share, or 1% Class C share contingent deferred sales charge where applicable.
6 Performance for Class B(1) shares reflect Class B share performance through December 31, 1998 and Class B(1) performance thereafter. If the returns for Class B(1) shares had reflected their current service/ distribution (Rule 12b-1) fees for the entire period, these returns would have been lower. Performance for Class R shares reflects Class A share performance through April 2, 2003 and Class R share performance thereafter. If the returns for Class R shares had reflected their current service/distribution (Rule 12b-1) fees for the entire period, these returns would have been lower. Class R and Class S shares, offered without sales charge, are available through certain retirement plans participating in certain platforms sponsored by broker/dealers, to certain employee benefit plans and special programs.
7 Performance results for the fund are increased by voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.


                                     State Street Research Mid-Cap Value Fund  3

--------------------------------------------------------------------------------
PORTFOLIO
--------------------------------------------------------------------------------
       Holdings

December 31, 2003 (unaudited)

Issuer                                                    Shares        Value
--------------------------------------------------------------------------------
Common Stocks 98.0%
Automobiles & Transportation 3.4%
Automotive Parts 2.1%
Dana Corp. .....................................         216,800     $ 3,978,280
Navistar International Corp.* ..................         137,900       6,604,031
                                                                     -----------
                                                                      10,582,311
                                                                     -----------
Truckers 1.3%
CNF Inc. .......................................         199,700       6,769,830
                                                                     -----------
Total Automobiles & Transportation .............................      17,352,141
                                                                     -----------
Consumer Discretionary 19.9%
Advertising Agencies 1.4%
Valassis Communications Inc.* ..................         250,900       7,363,915
                                                                     -----------
Casinos/Gambling, Hotel/Motel 0.8%
Mandalay Resort Group Inc. .....................          86,800       3,881,696
                                                                     -----------
Commercial Services 4.5%
Cendant Corp.* .................................         383,200       8,533,864
FreedomPay Inc.*++@ (acquired 3/29/00,
  cost $6,964) .................................         430,512           4,305
Tech Data Corp.* ...............................         186,200       7,390,278
Viad Corp. .....................................         290,370       7,259,250
                                                                     -----------
                                                                      23,187,697
                                                                     -----------
Household Furnishings 2.9%
Newell Rubbermaid Inc. .........................         343,900       7,830,603
Stanley Works Inc. .............................         189,700       7,183,939
                                                                     -----------
                                                                      15,014,542
                                                                     -----------
Leisure Time 0.9%
Royal Caribbean Cruises Ltd. ...................         129,000       4,487,910
                                                                     -----------
Printing & Publishing 3.1%
Reader's Digest Association Inc. Cl. A .........         512,100       7,507,386
RR Donnelley & Sons Co. ........................         272,200       8,206,830
                                                                     -----------
                                                                      15,714,216
                                                                     -----------
Restaurants 1.1%
Darden Restaurants Inc. ........................         274,500       5,775,480
                                                                     -----------
Retail 5.2%
Abercrombie & Fitch Co. Cl. A* .................         155,500       3,842,405
Autozone Inc.* .................................          60,900       5,189,289
Federated Department Stores Inc. ...............         146,700       6,913,971
Limited Inc. ...................................         435,600       7,853,868
Talbots Inc. ...................................          82,500       2,539,350
                                                                     -----------
                                                                      26,338,883
                                                                     -----------
Total Consumer Discretionary ...................................     101,764,339
                                                                     -----------
Consumer Staples 4.2%
Beverages 2.0%
Pepsi Bottling Group Inc. ......................         413,700      10,003,266
                                                                     -----------
Drug & Grocery Store Chains 1.0%
Safeway Inc.* ..................................         230,200       5,043,682
                                                                     -----------
Tobacco 1.2%
R.J. Reynolds Tobacco Holdings Inc. ............         107,200       6,233,680
                                                                     -----------
Total Consumer Staples .........................      21,280,628
                                                                     -----------
Financial Services 23.3%
Banks & Savings & Loan 8.0%
Charter One Financial Inc. .....................         216,000       7,462,800
Comerica Inc. ..................................         157,900       8,851,874
KeyCorp ........................................         298,000       8,737,360
Mercantile Bankshares Corp. ....................         176,400       8,040,312
Union Planters Corp. ...........................         240,600       7,576,494
                                                                     -----------
                                                                      40,668,840
                                                                     -----------
Insurance 3.7%
Lincoln National Corp. .........................         205,800       8,308,146
XL Capital Ltd. ................................         138,100      10,709,655
                                                                     -----------
                                                                      19,017,801
                                                                     -----------

Issuer                                                    Shares        Value
--------------------------------------------------------------------------------
Miscellaneous Financial 8.3%
Ambac Financial Group Inc. .....................         115,050     $ 7,983,320
H&R Block Inc. .................................         150,700       8,344,259
Capital One Financial Corp. ....................          36,700       2,249,343
CIT Group Inc. .................................         244,700       8,796,965
MGIC Investment Corp. ..........................         170,200       9,691,188
Willis Group Holdings Ltd. .....................         160,400       5,464,828
                                                                     -----------
                                                                      42,529,903
                                                                     -----------
Real Estate Investment Trusts 1.9%
Boston Properties Inc. .........................         205,300       9,893,407
                                                                     -----------
Securities Brokerage & Services 1.4%
Janus Capital Group Inc. .......................         422,600       6,934,866
                                                                     -----------
Total Financial Services .......................................     119,044,817
                                                                     -----------
Health Care 2.5%
Health Care Facilities 0.5%
Laboratory Corp. of America Hldgs* .............          71,000       2,623,450
                                                                     -----------
Health Care Services 1.5%
Universal Health Services Inc. .................         142,100       7,633,612
                                                                     -----------
Hospital Supply 0.5%
Bausch & Lomb Inc. .............................          46,600       2,418,540
                                                                     -----------
Total Health Care ..............................................      12,675,602
                                                                     -----------
Integrated Oils 1.8%
Integrated Domestic 1.8%
Unocal Corp. ...................................         249,500       9,189,085
                                                                     -----------
Total Integrated Oils ..........................................       9,189,085
                                                                     -----------
Materials & Processing 11.7%
Agriculture 0.8%
Monsanto Co. ...................................         140,500       4,043,590
                                                                     -----------
Chemicals 1.5%
Sherwin Williams Co. ...........................         221,500       7,694,910
                                                                     -----------
Containers & Packaging 3.3%
Pactiv Corp.* ..................................         316,300       7,559,570
Smurfit-Stone Container Corp.* .................         499,100       9,268,287
                                                                     -----------
                                                                      16,827,857
                                                                     -----------
Diversified Manufacturing 0.5%
American Standard Companies Inc.* ..............          24,400       2,457,080
                                                                     -----------
Miscellaneous Materials & Processing 1.5%
Timken Co. .....................................         370,900       7,440,254
                                                                     -----------
Office Supplies 1.6%
Avery Dennison Corp. ...........................         148,900       8,341,378
                                                                     -----------
Paper & Forest Products 2.5%
Bowater Inc. ...................................         115,300       5,339,543
MeadWestvaco Corp. .............................         258,564       7,692,279
                                                                     -----------
                                                                      13,031,822
                                                                     -----------
Total Materials & Processing ...................................      59,836,891
                                                                     -----------
Non-U.S. Equities 2.0%
Axis Capital Holdings Ltd. .....................         350,200      10,253,856
                                                                     -----------
Total Non-U.S. Equities ........................................      10,253,856
                                                                     -----------
Other 5.4%
Multi-Sector 5.4%
Hillenbrand Industries, Inc. ...................         126,700       7,863,002
ITT Industries Inc. ............................          72,700       5,395,067
SPX Corp.* .....................................         127,300       7,486,513
Textron Inc. ...................................         124,700       7,115,382
                                                                     -----------
Total Other ....................................................      27,859,964
                                                                     -----------
Other Energy 5.1%
Offshore Drilling 1.7%
Transocean Inc. ................................         360,300       8,650,803
                                                                     -----------
Oil & Gas Producers 1.9%
Burlington Resources Inc. ......................         134,000       7,420,920
Newfield Exploration Co.* ......................          56,900       2,534,326
                                                                     -----------
                                                                       9,955,246
                                                                     -----------
Oil Well Equipment & Services 1.5%
Halliburton Co. ................................         297,900       7,745,400
                                                                     -----------
Total Other Energy .............................................      26,351,449
                                                                     -----------
Producer Durables 5.9%
Aerospace 0.6%
Alliant Technology Systems Inc.* ...............          52,100       3,009,296
                                                                     -----------
Electrical Equipment & Components 0.8%
Cooper Industries Ltd. .........................          66,600       3,858,138
                                                                     -----------
Machinery 1.6%
AGCO Corp.* ....................................         411,240       8,282,374
                                                                     -----------
Miscellaneous Equipment 1.8%
Pentair Inc. ...................................         204,100       9,327,370
                                                                     -----------


4  The notes are an integral part of the financial statements.

Issuer                                                    Shares        Value
--------------------------------------------------------------------------------
Office Furniture & Business Equipment 1.1%
Pitney Bowes Inc. ..............................         138,400     $ 5,621,808
                                                                     -----------
Production Technology Equipment 0.0%
Phase Metrics Inc.*++@ (acquired 1/23/98
 and 6/9/98, cost $1,321,127) ..................         108,409          30,354
                                                                     -----------
Total Producer Durables ........................................      30,129,340
                                                                     -----------
Technology 3.8%
Communications Technology 1.6%
NCR Corp.* .....................................         211,900       8,221,720
                                                                     -----------
Computer Technology 0.6%
Ingram Micro Inc. Cl. A* .......................         201,800       3,208,620
                                                                     -----------
Electronics: Semiconductors/Components 1.6%
Cypress Semiconductor Corp.* ...................         373,900       7,986,504
                                                                     -----------
Total Technology ...............................................      19,416,844
                                                                     -----------
Utilities 9.0%
Electrical 6.0%
Cinergy Corp. ..................................          86,000       3,337,660
Constellation Energy Group Inc. ................         197,800       7,745,848
Pepco Holdings Inc. ............................         503,700       9,842,298
PPL Corp. ......................................         220,900       9,664,375
                                                                     -----------
                                                                      30,590,181
                                                                     -----------
Gas Distribution 3.0%
KeySpan Corp. ..................................         163,500       6,016,800
Sempra Energy Co. ..............................         321,300       9,658,278
                                                                     -----------
                                                                      15,675,078
                                                                     -----------
Total Utilities ................................................      46,265,259
                                                                     -----------
Total Common Stocks (Cost $407,945,723) ........................     501,420,215
                                                                     -----------
Short-Term Investments 7.1%
State Street Navigator Securities Lending
 Prime Portfolio ...............................      36,142,695      36,142,695
                                                                     -----------
Total Short-Term Investments (Cost $36,142,695) ................      36,142,695
                                                                     -----------


                                        Maturity      Principal
                                          Date         Amount
--------------------------------------------------------------------------------
Commercial Paper 1.7%
Federal National Mortgage
  Association, 0.75% ...............   1/07/2004     $4,598,000      4,597,425
Merrill Lynch & Co., 1.02% .........   1/06/2004      2,000,000      1,999,717
UBS Finance Inc., 00.93% ...........   1/02/2004      2,000,000      1,999,948
                                                                     ---------
Total Commercial Paper (Cost $8,597,090) ......................      8,597,090
                                                                     ---------

                                                        % of
                                                      Net Assets
--------------------------------------------------------------------------------
Summary of Portfolio Assets
Investments (Cost $452,685,508) .................       106.8%      546,160,000
Cash and Other Assets, Less Liabilities .........        (6.8%)     (34,731,142)
                                                        -------    -------------
Net Assets ......................................       100.0%     $511,428,858
                                                        =======    =============

KEY TO SYMBOLS
*    Denotes a security which has not paid a dividend during the last year.
@ Security valued under consistently applied procedures established by the Trustees.
++ Security restricted as to public resale. As of the report date, the fund had 0.01% of net assets in restricted securities.

Federal Income Tax Information
At December 31, 2003, the net unrealized appreciation of investments based on cost for federal income tax purposes of $458,106,711 was as follows:

Aggregate gross unrealized appreciation for all investments in
which there is an excess of value over tax cost                     $92,343,419
Aggregate gross unrealized depreciation for all investments in
which there is an excess of tax cost over value                      (4,290,130)
                                                                    -----------
                                                                    $88,053,289
                                                                    ===========

--------------------------------------------------------------------------------
FINANCIAL
--------------------------------------------------------------------------------
       Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
December 31, 2003 (unaudited)

Assets
Investments (Cost $452,685,508) (Note 1) .....................     $546,160,000
Cash .........................................................          569,993
Receivable for securities sold ...............................        5,485,584
Receivable for fund shares sold ..............................        1,080,531
Dividends receivable .........................................          817,298
Receivable from distributor ..................................           25,383
Other assets .................................................           47,563
                                                                   ------------
                                                                    554,186,352
                                                                   ------------
Liabilities
Payable for collateral received on securities loaned .........       36,142,695
Payable for securities purchased .............................        4,319,320
Payable for fund shares redeemed .............................        1,398,243
Accrued transfer agent and shareholder services ..............          278,892
Accrued management fee .......................................          276,690
Accrued distribution and service fees ........................          213,810
Accrued administration fee ...................................           10,040
Accrued trustees' fees .......................................            7,694
Other accrued expenses .......................................          110,110
                                                                   ------------
                                                                     42,757,494
                                                                   ------------
Net Assets ...................................................     $511,428,858
                                                                   ============
Net Assets consist of:
  Undistributed net investment income ........................     $  1,236,463
  Unrealized appreciation of investments .....................       93,474,492
  Accumulated net realized loss ..............................      (55,361,278)
  Paid-in capital ............................................      472,079,181
                                                                   ------------
                                                                   $511,428,858
                                                                   ============

                   Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.



Class      Net Assets      [divided by]     Number of Shares     =      NAV
A         $252,045,450                         14,667,143              $17.18*
B(1)       $98,641,390                          5,881,060              $16.77**
B          $58,729,912                          3,420,444              $17.17**
C          $70,843,742                          4,205,371              $16.85**
R             $480,398                             27,966              $17.18
S          $30,687,966                          1,774,312              $17.30

*    Maximum offering price per share = $18.23 ($17.18 [divided by] 0.9425)
** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.

The notes are an integral part of the financial statements.
                                     State Street Research Mid-Cap Value Fund  5

--------------------------------------------------------------------------------
FINANCIAL
--------------------------------------------------------------------------------
      Statements

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended December 31, 2003 (unaudited)

Investment Income
Dividends (Note 1) ...........................................      $ 4,131,876
Interest (Note 1) ............................................           61,165
                                                                    -----------
                                                                      4,193,041
                                                                    -----------
Expenses
Management fee (Note 2) ......................................        1,489,595
Transfer agent and shareholder services (Note 2) .............          774,987
Distribution and service fees - Class A (Note 5) .............          330,995
Distribution and service fees - Class B(1) (Note 5) ..........          441,928
Distribution and service fees - Class C (Note 5) .............          320,429
Distribution and service fees - Class R (Note 5) .............              649
Custodian fee ................................................           70,144
Administration fee (Note 2) ..................................           61,046
Registration fees ............................................           28,832
Reports to shareholders ......................................           23,272
Audit fee ....................................................           16,512
Trustees' fees (Note 2) ......................................           13,440
Legal fees ...................................................            3,840
Miscellaneous ................................................           11,200
                                                                    -----------
                                                                      3,586,869
Expenses borne by the distributor (Note 3) ...................         (194,452)
Fees paid indirectly (Note 2) ................................           (6,731)
                                                                    -----------
                                                                      3,385,686
                                                                    -----------
                                                                        807,355
Reimbursement of distribution fees (Note 5) ..................          450,000
                                                                    -----------
Net investment income ........................................        1,257,355
                                                                    -----------
Realized and Unrealized Gain on
Investments
Net realized gain on investments (Notes 1 and 5) .............       29,403,845
Change in unrealized appreciation of investments .............       63,396,918
                                                                    -----------
Net gain on investments ......................................       92,800,763
                                                                    -----------
Net increase in net assets resulting from operations .........      $94,058,118
                                                                    ===========

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                  Six months ended
                                                                  December 31, 2003    Year ended
                                                                     (unaudited)      June 30, 2003
                                                                  -----------------   -------------
Increase (Decrease) In Net Assets
Operations:
Net investment income .........................................     $  1,257,355      $  1,837,013
Net realized gain (loss) on
  investments .................................................       29,403,845       (84,142,225)
Change in unrealized
  appreciation of investments .................................       63,396,918        20,529,929
                                                                    ------------      ------------
Net increase (decrease) resulting
  from operations .............................................       94,058,118       (61,775,283)
                                                                    ------------      ------------
Dividend from net investment income:
  Class A .....................................................       (1,409,617)               --
  Class B .....................................................         (202,262)               --
  Class R .....................................................           (2,345)               --
  Class S .....................................................         (242,766)               --
                                                                    ------------      ------------
                                                                      (1,856,990)               --
                                                                    ------------      ------------
Distribution from capital gains:
  Class A .....................................................               --       (10,379,410)
  Class B(1) ..................................................               --        (4,182,952)
  Class B .....................................................               --        (3,258,920)
  Class C .....................................................               --        (3,053,014)
  Class S .....................................................               --        (1,368,141)
                                                                    ------------      ------------
                                                                              --       (22,242,437)
                                                                    ------------      ------------
Net increase (decrease) from
  fund share transactions
  (Note 6) ....................................................        6,032,842       (22,647,810)
                                                                    ------------      ------------
Total increase (decrease) in
  net assets ..................................................       98,233,970      (106,665,530)
Net Assets
Beginning of period ...........................................      413,194,888       519,860,418
                                                                    ------------      ------------
End of period (including
  undistributed net investment
  income of $1,236,463 and
  $1,836,098, respectively)....................................     $511,428,858      $413,194,888
                                                                    ============      ============


6  The notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL
--------------------------------------------------------------------------------
                Statements

December 31, 2003 (Unaudited)
Note 1
State Street Research Mid-Cap Value Fund is a series of State Street Research Equity Trust (the "Trust"), which is organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The investment objective of the fund is to provide long-term growth of capital. Under normal market conditions, the fund invests at least 80% of net assets in mid-cap value stocks. These may include common and preferred stocks, convertible securities and warrants.

The fund offers six classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Currently, the annual service and distribution fees paid by Class B shares have been voluntarily reduced to 0.00%. Class B shares automatically convert into Class A shares at the end of eight years. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual service and distribution fees of 1.00%. Class R shares are offered to retirement plans participating in certain platforms sponsored by broker-dealers, which may involve multiple fund families. Class R shares pay annual service and distribution fees of 0.50%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne prorata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of these securities, then they are valued at their fair value taking this trading or these events into account.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. Net Investment Income
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated to the funds in the Trust.

D. Dividends
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The difference is primarily due to differing treatments for wash sale deferrals.

The fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount has been reflected on Form 1099 for the calendar year 2003.

E. Federal Income Taxes
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

At June 30, 2003, the fund had a capital loss carryforward of $41,047,459 available, to the extent provided in regulations, to offset future capital gains, if any, which expire on June 30, 2011.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 2002, through June 30, 2003, the fund incurred net capital losses of approximately $35,303,000 and intends to defer and treat such losses as arising in the fiscal year ended June 30, 2004.

F. Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G. Securities Lending
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At December 31, 2003, the value of the securities loaned and the value of collateral were $35,259,370 and $36,142,695 (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio), respectively. During the six months ended December 31, 2003, income from securities lending amounted to $23,878 and is included in interest income.


Note 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of fund net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended December 31, 2003, the fees pursuant to such agreement amounted to $1,489,595.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended December 31, 2003, the amount of such expenses allocated to the fund was $318,122.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the six months ended December 31, 2003, the fund's transfer agent fees were reduced by $6,731 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $13,440 during the six months ended December 31, 2003.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among State Street Research funds. During the six months ended December 31, 2003, the amount of such expenses was $61,046.

Note 3
The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees and expenses relating to the fund. For the six months ended December 31, 2003, the amount of such expenses assumed by the Distributor and its affiliates was $194,452.

Note 4
For the six months ended December 31, 2003, purchases and sales of securities, exclusive of short-term obligations, aggregated $170,709,857, and $170,874,170, respectively.

Note 5
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B, Class C and Class R shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares; 0.75% of average daily net assets for Class B(1), Class B and Class C shares and 0.25% of average net assets for Class R shares. Currently, the annual service and distribution fees paid by Class B shares have been voluntarily reduced to 0.00%. The fund expects this waiver to continue, although there is no guarantee that it will. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. For Class B(1) and Class R, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund. During the six months ended December 31, 2003, the Distributor reimbursed a total of $450,000 to Class B shares of the Fund reflecting the estimated


                                     State Street Research Mid-Cap Value Fund  7
excess of payments received over costs incurred under the plan. This amount is shown as "Reimbursement of distribution fees" in the Statement of Operations. For the six months ended December 31, 2003, fees pursuant to such plans amounted to $330,995, $441,928, $320,429 and $649 for Class A, Class B(1),
Class C and Class R shares, respectively. As of December 31, 2003, there were $2,945,319, $2,030,113 and $39,701 for Class A, Class C and Class R shares, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned initial sales charges aggregating $42,812 and $62,676, respectively, on sales of Class A shares of the fund during the six months ended December 31, 2003, and that MetLife Securities, Inc., earned commissions aggregating $89,928, $3,148 and $763 on sales of Class B(1), Class B and Class C shares, respectively, and the Distributor collected contingent deferred sales charges aggregating $45,453 and $1,325 on redemptions of Class B(1) and Class B shares, respectively, during the same period.

Note 6
The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 per value per share. At December 31, 2003, the Adviser held 8,292 Class R shares.

These transactions break down by share class as follows:


                                                                       Six months ended
                                                                      December 31, 2003                 Year ended
                                                                         (unaudited)                   June 30, 2003
                                                                ------------------------------ -------------------------------
Class A                                                             Shares        Amount         Shares          Amount
------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                        3,924,844   $ 59,986,555     16,511,172    $ 219,930,478
Issued upon reinvestment of:
 Dividend from net investment income                                  73,799      1,237,683             --               --
 Distribution from capital gains                                          --             --        701,715        9,073,173
Shares redeemed                                                   (3,108,415)   (47,181,178)   (17,996,190)    (238,580,656)
                                                                  ----------   ------------    -----------    -------------
Net increase (decrease)                                              890,228   $ 14,043,060       (783,303)   $  (9,577,005)
                                                                  ==========   ============    ===========    =============

Class B(1)                                                          Shares        Amount         Shares          Amount
------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                          445,766   $  6,715,008      1,681,793    $  22,282,651
Issued upon reinvestment of distribution from capital gains               --             --        285,614        3,607,302
Shares redeemed                                                     (363,251)    (5,442,111)    (1,769,766)     (22,751,189)
                                                                  ----------   ------------    -----------    -------------
Net increase                                                          82,515   $  1,272,897        197,641    $   3,138,764
                                                                  ==========   ============    ===========    =============

Class B                                                             Shares        Amount         Shares          Amount
------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                           35,199   $    541,715        229,070    $   3,090,221
Issued upon reinvestment of:
 Dividend from net investment income                                  11,429        190,054             --               --
 Distribution from capital gains                                          --             --        211,480        2,696,364
Shares redeemed                                                     (572,677)    (8,734,109)    (1,899,340)     (24,747,428)
                                                                  ----------   ------------    -----------    -------------
Net decrease                                                        (526,049)  $ (8,002,340)    (1,458,790)   $ (18,960,843)
                                                                  ==========   ============    ===========    =============

Class C                                                             Shares        Amount         Shares          Amount
------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                          528,839   $  8,023,039      1,686,696    $  22,404,690
Issued upon reinvestment of distribution from capital gains               --             --        158,706        2,013,985
Shares redeemed                                                     (569,710)    (8,597,943)    (1,414,209)     (18,205,253)
                                                                  ----------   ------------    -----------    -------------
Net increase (decrease)                                              (40,871)  $   (574,904)       431,193    $   6,213,422
                                                                  ==========   ============    ===========    =============

Class R                                                             Shares        Amount         Shares+         Amount+
------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                           20,502   $    303,691          8,298    $     100,075
Issued upon reinvestment of dividend from net investment income           95          1,579             --               --
Shares redeemed                                                         (929)       (14,767)            --               --
                                                                  ----------   ------------    -----------    -------------
Net increase                                                          19,668   $    307,908          8,298    $     100,075
                                                                  ==========   ============    ===========    =============

Class S                                                             Shares        Amount         Shares          Amount
------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                          260,846   $  3,975,184        575,299    $   7,706,183
Issued upon reinvestment of:
 Dividend from net investment income                                  13,906        234,742             --               --
 Distribution from capital gains                                          --             --        104,940        1,364,224
Shares redeemed                                                     (340,113)    (5,223,705)      (945,646)     (12,632,630)
                                                                  ----------   ------------    -----------    -------------
Net decrease                                                         (65,361)  $ (1,013,779)      (265,407)   $  (3,562,223)
                                                                  ==========   ============    ===========    =============

+ April 3, 2003 (commencement of share class) to June 30, 2003

--------------
FINANCIAL
--------------
       Highlights

For a share outstanding throughout each period:

                                                                                             Class A
                                                            ------------------------------------------------------------------------
                                                            Six months ended                   Years ended June 30
                                                            December 31, 2003  -----------------------------------------------------
                                                              (unaudited)(a)   2003(a)   2002(a)(g) 2001(a)(g) 2000(a)(g) 1999(a)(g)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                           14.08         16.63      18.53      13.68      15.80      16.80
                                                                 -------       -------    -------    -------    -------    -------
  Net investment income ($)*                                        0.04          0.09       0.03       0.10       0.23       0.34
  Net realized and unrealized gain (loss) on investments ($)        3.16         (1.92)      0.46       5.62      (1.80)     (0.43)
                                                                 -------       -------    -------    -------    -------    -------
Total from investment operations ($)                                3.20         (1.83)      0.49       5.72      (1.57)     (0.09)
                                                                 -------       -------    -------    -------    -------    -------
  Dividends from net investment income ($)                         (0.10)           --         --      (0.20)     (0.33)     (0.28)
  Distributions from capital gains ($)                                --         (0.72)     (2.39)     (0.67)     (0.22)     (0.63)
                                                                 -------       -------    -------    -------    -------    -------
Total distributions ($)                                            (0.10)        (0.72)     (2.39)     (0.87)     (0.55)     (0.91)
                                                                 -------       -------    -------    -------    -------    -------
Net asset value, end of period ($)                                 17.18         14.08      16.63      18.53      13.68      15.80
                                                                 =======       =======    =======    =======    =======    =======
Total return (%)(b)                                                22.72(d)     (10.61)      2.96      43.49      (9.89)     (0.04)

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                        252,045       194,034    242,113    107,448     68,019    114,235
Expense ratio (%)*                                                  1.30(e)       1.30       1.26       1.27       1.27       1.22
Expense ratio after expense reductions (%)*                         1.30(e)       1.29       1.25       1.25       1.26       1.21
Ratio of net investment income to average net assets (%)*           0.54(e)       0.65       0.16       0.59       1.62       2.29
Portfolio turnover rate (%)                                        38.14         65.61      69.05     115.59      30.83      56.04
*Reflects voluntary reduction of expenses of these amounts (%)      0.08(e)       0.18       0.15       0.28       0.23       0.05

                                                                                     Class B(1)
                                                   -----------------------------------------------------------------------------
                                                   Six months ended                       Years ended June 30
                                                   December 31, 2003   ---------------------------------------------------------
                                                     (unaudited)(a)    2003(a)   2002(a)(g) 2001(a)(g) 2000(a)(g)  1999(a)(c)(g)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                   13.72         16.32      18.35      13.58      15.70         14.94
                                                         -------       -------    -------    -------    -------       -------
  Net investment income (loss) ($)*                        (0.01)        (0.01)     (0.09)     (0.03)      0.13          0.11
  Net realized and unrealized gain (loss)
    on investments ($)                                      3.06         (1.87)      0.45       5.60      (1.80)         0.75
                                                         -------       -------    -------    -------    -------       -------
Total from investment operations ($)                        3.05         (1.88)      0.36       5.57      (1.67)         0.86
                                                         -------       -------    -------    -------    -------       -------
  Dividends from net investment income ($)                    --            --         --      (0.13)     (0.23)        (0.10)
  Distributions from capital gains ($)                        --         (0.72)     (2.39)     (0.67)     (0.22)         0.00)
                                                         -------       -------    -------    -------    -------       -------
Total distributions ($)                                       --         (0.72)     (2.39)     (0.80)     (0.45)        (0.10)
                                                         -------       -------    -------    -------    -------       -------
Net asset value, end of period ($)                         16.77         13.72      16.32      18.35      13.58         15.70
                                                         =======       =======    =======    =======    =======       =======
Total return (%)(b)                                        22.23(d)     (11.13)      2.20      42.51     (10.59)         5.81(d)

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                 98,641        79,536)    91,416     25,957     10,043         7,454
Expense ratio (%)*                                          2.00(e)       2.00       1.96       1.97       2.01          1.86(e)
Expense ratio after expense reductions (%)*                 2.00(e)       1.99       1.95       1.95       2.00          1.85(e)
Ratio of net investment income (loss) to average
  net assets (%)*                                          (0.17)(e)     (0.05)     (0.52)     (0.18)      0.92          1.46(e)
Portfolio turnover rate (%)                                38.14         65.61      69.05     115.59      30.83         56.04
*Reflects voluntary reduction of expenses of
  these amounts (%)                                         0.08(e)       0.18       0.14       0.28       0.23          0.05(e)

                                                                                             Class B
                                                              ----------------------------------------------------------------------
                                                              Six months ended                 Years ended June 30
                                                              December 31, 2003 ----------------------------------------------------
                                                                (unaudited)(a)  2003(a)  2002(a)(g) 2001(a)(g) 2000(a)(g) 1999(a)(g)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                             13.91        16.41     18.44      13.63      15.74      16.74
                                                                   -------      -------   -------    -------    -------    -------
  Net investment income (loss) ($)*                                   0.18         0.09     (0.10)     (0.01)      0.12       0.23
  Net realized and unrealized gain (loss) on investments ($)          3.14        (1.87)     0.46       5.61      (1.79)     (0.43)
                                                                   -------      -------   -------    -------    -------    -------
Total from investment operations ($)                                  3.32        (1.78)     0.36       5.60      (1.67)     (0.20)
                                                                   -------      -------   -------    -------    -------    -------
  Dividends from net investment income ($)                           (0.06)          --        --      (0.12)     (0.22)     (0.17)
  Distributions from capital gains ($)                                  --        (0.72)    (2.39)     (0.67)     (0.22)     (0.63)
                                                                   -------      -------   -------    -------    -------    -------
Total distributions ($)                                              (0.06)       (0.72)    (2.39)     (0.79)     (0.44)     (0.80)
                                                                   -------      -------   -------    -------    -------    -------
Net asset value, end of period ($)                                   17.17        13.91     16.41      18.44      13.63      15.74
                                                                   =======      =======   =======    =======    =======    =======
Total return (%)(b)                                                  23.87(d)    (10.44)     2.19      42.59     (10.59)     (0.80)

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                           58,730       54,909    88,710     94,358     76,308    141,559
Expense ratio (%)*                                                    1.00(e)      1.21      1.96       1.97       2.01       1.97
Expense ratio after expense reductions (%)*                           1.00(e)      1.20      1.95       1.95       2.00       1.96
Ratio of net investment income (loss) to average net assets (%)*      2.40(e)      0.69     (0.58)     (0.08)      0.87       1.54
Portfolio turnover rate (%)                                          38.14        65.61     69.05     115.59      30.83      56.04
*Reflects voluntary reduction of expenses of these amounts (%)        0.09(e)      0.16      0.18       0.28       0.23       0.05


                                     State Street Research Mid-Cap Value Fund  9

                                                                                              Class C
                                                             -----------------------------------------------------------------------
                                                             Six months ended                   Years ended June 30
                                                             December 31, 2003 -----------------------------------------------------
                                                               (unaudited)(a)  2003(a)   2002(a)(g) 2001(a)(g) 2000(a)(g) 1999(a)(g)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                             13.78       16.38      18.40      13.61      15.71      16.71
                                                                   -------     -------    -------    -------    -------    -------
  Net investment income (loss) ($)*                                  (0.01)      (0.01)     (0.08)     (0.01)      0.12       0.23
  Net realized and unrealized gain (loss) on investments ($)          3.08       (1.87)      0.45       5.59      (1.79)     (0.43)
                                                                   -------     -------    -------    -------    -------    -------
Total from investment operations ($)                                  3.07       (1.88)      0.37       5.58      (1.67)     (0.20)
                                                                   -------     -------    -------    -------    -------    -------
  Dividends from net investment income ($)                              --          --         --      (0.12)     (0.21)     (0.17)
  Distributions from capital gains ($)                                  --       (0.72)     (2.39)     (0.67)     (0.22)     (0.63)
                                                                   -------     -------    -------    -------    -------    -------
Total distributions ($)                                                 --       (0.72)     (2.39)     (0.79)     (0.43)     (0.80)
                                                                   -------     -------    -------    -------    -------    -------
Net asset value, end of period ($)                                   16.85       13.78      16.38      18.40      13.61      15.71
                                                                   =======     =======    =======    =======    =======    =======
Total return (%)(b)                                                  22.28(d)   (11.09)      2.25      42.48     (10.57)     (0.78)

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                           70,844      58,499     62,505     14,062     10,661     24,027
Expense ratio (%)*                                                    2.00(e)     2.00       1.96       1.97       2.01       1.97
Expense ratio after expense reductions (%)*                           2.00(e)     1.99       1.95       1.95       2.00       1.96
Ratio of net investment income (loss) to average net assets (%)*     (0.17)(e)   (0.04)     (0.51)     (0.09)      0.86       1.54
Portfolio turnover rate (%)                                          38.14       65.61      69.05     115.59      30.83      56.04
*Reflects voluntary reduction of expenses of these amounts (%)        0.08(e)     0.19       0.13       0.28       0.23       0.05

                                                                              Class R
                                                                 --------------------------------
                                                                 Six months ended
                                                                 December 31, 2003
                                                                   (unaudited)(a)      2003(a)(f)
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                               14.09             12.06
                                                                      ------            ------
  Net investment income ($)*                                            0.04              0.03
  Net realized and unrealized gain on investments ($)                   3.14              2.00
                                                                      ------            ------
Total from investment operations ($)                                    3.18              2.03
                                                                      ------            ------
Dividends from net investment income ($)                               (0.09)               --
                                                                      ------            ------
  Total distributions ($)                                              (0.09)               --
                                                                      ------            ------
Net asset value, end of period ($)                                     17.18             14.09
                                                                      ======            ======
Total return (%)(b)                                                    22.60(d)          16.83(d)

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                                480               117
Expense ratio (%)*                                                      1.50(e)           1.50(e)
Expense ratio after expense reductions (%)*                             1.50(e)           1.50(e)
Ratio of net investment income to average net assets (%)*               0.45(e)           0.83(e)
Portfolio turnover rate (%)                                            38.14             65.61
*Reflects voluntary reduction of expenses of these amounts (%)          0.08(e)           0.15(e)

                                                                                             Class S
                                                            ------------------------------------------------------------------------
                                                            Six months ended                    Years ended June 30
                                                            December 31, 2003  -----------------------------------------------------
                                                              (unaudited)(a)   2003(a)   2002(a)(g) 2001(a)(g) 2000(a)(g) 1999(a)(g)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                           14.19         16.68      18.54      13.68      15.79      16.80
                                                                 -------       -------    -------    -------    -------    -------
  Net investment income ($)*                                        0.06          0.12       0.07       0.15       0.27       0.38
  Net realized and unrealized gain (loss) on investments ($)        3.19         (1.89)      0.46       5.62      (1.79)     (0.44)
                                                                 -------       -------    -------    -------    -------    -------
Total from investment operations ($)                                3.25         (1.77)      0.53       5.77      (1.52)     (0.06)
                                                                 -------       -------    -------    -------    -------    -------
  Dividends from net investment income ($)                         (0.14)           --         --      (0.24)     (0.37)     (0.32)
  Distributions from capital gains ($)                                --         (0.72)     (2.39)     (0.67)     (0.22)     (0.63)
                                                                 -------       -------    -------    -------    -------    -------
Total distributions ($)                                            (0.14)        (0.72)     (2.39)     (0.91)     (0.59)     (0.95)
                                                                 -------       -------    -------    -------    -------    -------
Net asset value, end of period ($)                                 17.30         14.19      16.68      18.54      13.68      15.79
                                                                 =======       =======    =======    =======    =======    =======
Total return %(b)                                                  22.90(d)     (10.21)      3.20      43.89      (9.58)      0.15

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                         30,688        26,099     35,116     34,577     22,994     40,750
Expense ratio (%)*                                                  1.00(e)       1.00       0.96       0.97       1.01       0.97
Expense ratio after expense reductions (%)*                         1.00(e)       0.99       0.95       0.95       1.00       0.96
Ratio of net investment income to average net assets (%)*           0.82(e)       0.93       0.42       0.90       1.87       2.56
Portfolio turnover rate (%)                                        38.14         65.61      69.05     115.59      30.83      56.04
*Reflects voluntary reduction of expenses of these amounts (%)      0.08(e)       0.18       0.19       0.28       0.23       0.04

(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily assumed a portion of the fund's expenses.
(c) January 1, 1999 (commencement of share class) to June 30, 1999
(d) Not annualized
(e) Annualized
(f) April 3, 2003 (commencement of share class) to June 30, 2003
(g) Audited by other auditors

---------------------------
TRUSTEES AND OFFICERS
---------------------------
             State Street Research Equity Trust

                                                                                               Number of Funds
Name,                 Position(s)  Term of Office                                              in Fund Complex           Other
Address                Held with   and Length of              Principal Occupations              Overseen by      Directorships Held
and Age(a)               Fund      Time Served(b)              During Past 5 Years            Trustee/Officer(c)  by Trustee/Officer
====================================================================================================================================
Independent Trustees

Bruce R. Bond         Trustee           Since      Retired; formerly Chairman of the Board,          19           Avaya Corp.
(57)                                    1999       Chief Executive Officer and President,
                                                   PictureTel Corporation (video
                                                   conferencing systems)
------------------------------------------------------------------------------------------------------------------------------------
Peter S. Drotch       Trustee           Since      Retired; formerly Partner,                        19           First Marblehead
(62)                                    2004       PricewaterhouseCoopers LLP                                     GRP
------------------------------------------------------------------------------------------------------------------------------------
Steve A. Garban       Trustee           Since      Retired; formerly Senior Vice President           56           Metropolitan
(66)                                    1997       for Finance and Operations and Treasurer,                      Series Fund, Inc.;
                                                   The Pennsylvania State University                              and Metropolitan
                                                                                                                  Series Fund II
------------------------------------------------------------------------------------------------------------------------------------
Dean O. Morton        Trustee           Since      Retired; formerly Executive Vice                  56           BEA Systems, Inc.;
(72)                                    1986       President, Chief Operating Officer and                         Cepheid; Pharsight
                                                   Director, Hewlett-Packard Company                              Corporation;
                                                   (computer manufacturer)                                        Metropolitan
                                                                                                                  Series Fund, Inc.;
                                                                                                                  and Metropolitan
                                                                                                                  Series Fund II
------------------------------------------------------------------------------------------------------------------------------------
Susan M. Phillips     Trustee           Since      Dean, School of Business and Public               19           The Kroger Co.
(59)                                    1999       Management, George Washington University;
                                                   formerly a member of the Board of
                                                   Governors of the Federal Reserve System;
                                                   and Chairman and Commissioner of the
                                                   Commodity Futures Trading Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt       Trustee           Since      President, Founders Investments Ltd.              56           A.P. Pharma, Inc.;
(65)                                    1993       (investments); President, Pacific Four                         Metropolitan
                                                   Investments (investments); formerly                            Series Fund, Inc.;
                                                   President, The Glen Ellen Company                              and Metropolitan
                                                   (private investment firm)                                      Series Fund II
------------------------------------------------------------------------------------------------------------------------------------
Michael S.            Trustee           Since      Jay W. Forrester Professor of Management,         56           Metropolitan
Scott Morton (66)                       1987       Sloan School of Management, Massachusetts                      Series Fund, Inc.;
                                                   Institute of Technology                                        and Metropolitan
                                                                                                                  Series Fund II
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey       Trustee           Since      Attorney; formerly Partner, Dechert (law          19           SEI Investments
(72)                                    2002       firm)                                                          Funds (consisting
                                                                                                                  of 104
                                                                                                                  portfolios); and
                                                                                                                  The Massachusetts
                                                                                                                  Health & Education
                                                                                                                  Tax-Exempt Trust
====================================================================================================================================
Interested Trustees

Richard S. Davis(+)   Trustee           Since      Chairman of the Board, President and              19           None
(58)                                    2000       Chief Executive Officer of State Street
                                                   Research & Management Company; formerly
                                                   Senior Vice President, Fixed Income
                                                   Investments, Metropolitan Life Insurance
                                                   Company
====================================================================================================================================
Officers

Arthur J. Barry       Vice              Since      Vice President of State Street Research &         3            None
(36)                  President         2004       Management Company; formerly Senior
                                                   Portfolio Manager, Invesco Capital
                                                   Management
------------------------------------------------------------------------------------------------------------------------------------
Anthony Forcione      Vice              Since      Vice President of State Street Research &         3            None
(33)                  President         2003       Management Company; formerly associate
                                                   portfolio manager and equity analyst,
                                                   State Street Research & Management
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
C. Kim Goodwin        Vice              Since      Managing Director and Chief Investment            18           None
(44)                  President         2002       Officer - Equities of State Street
                                                   Research & Management Company; formerly
                                                   Chief Investment Officer - U.S. Growth
                                                   Equities, American Century
------------------------------------------------------------------------------------------------------------------------------------
John S. Lombardo      Vice              Since      Managing Director, Chief Financial                19           None
(49)                  President         2001       Officer and Director of State Street
                                                   Research & Management Company; formerly
                                                   Executive Vice President, State Street
                                                   Research & Management Company; and Senior
                                                   Vice President, Product and Financial
                                                   Management, MetLife Auto & Home
------------------------------------------------------------------------------------------------------------------------------------
Daniel J. Rice, III   Vice              Since      Senior Vice President of State Street             3            None
(52)                  President         1990       Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
Peter A. Zuger        Vice              Since      Managing Director of State Street                 3            None
(55)                  President         1998       Research & Management Company; formerly
                                                   Senior Vice President, State Street
                                                   Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
Douglas A. Romich     Treasurer         Since      Senior Vice President and Treasurer of            19           None
(47)                                    2001       State Street Research & Management
                                                   Company; formerly Vice President and
                                                   Assistant Treasurer, State Street
                                                   Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
Francis J.            Secretary         Since      Managing Director, General Counsel and            19           None
McNamara, III (48)                      1995       Secretary of State Street Research &
                                                   Management Company; formerly Executive
                                                   Vice President, State Street Research &
                                                   Management Company
------------------------------------------------------------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.
(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.
(c) Includes all series of 9 investment companies for which State Street Research & Management Company serves as sole investment adviser and all series of Metropolitan Series Fund, Inc. and Metropolitan Series Fund II. The primary adviser to Metropolitan Series Fund, Inc. and Metropolitan Series Fund II, is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.
(+) Mr. Davis is an "interested person" of the Trust under the Investment
    Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.


                                    State Street Research Mid-Cap Value Fund  11

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--------------------------------------------------------------------------------

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                                    [GRAPHIC]

                  for Excellence in Shareholder Communications

                                    [GRAPHIC]

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CONTROL NUMBER:(exp0205)SSR-LD                                      MV-1226-0204

                                                    STATE STREET RESEARCH [LOGO]

[3 Photos side by side]

Global Resources Fund

December 31, 2003

                                               Semiannual Report to Shareholders

Table of Contents

 3    Performance Discussion

 4    Portfolio Holdings

 5    Financial Statements

 9    Financial Highlights

11    Trustees and Officers

FROM THE CHAIRMAN
      State Street Research

Optimism in the Economy

Economic news brightened during the six-month period that ended December 31, 2003, and investors responded with renewed enthusiasm for the stock market. Low short-term interest rates, a significant income-tax cut and higher government spending worked together to boost economic growth to its highest level in years. Corporate profits staged a solid rebound. Business spending finally turned higher, as companies became more confident in the outlook for 2004. Even the labor markets began to cooperate. The unemployment rate came down to 5.7% in December 2003, from a high of 6.4% at the beginning of the period.

Stocks Continue to Move Higher on Positive Economic News

A stock market rally that began in the spring continued into the second half of 2003 as the economy strengthened. Technology stocks continued to lead the way, but consumer stocks also gained ground as spending remained strong. In general, small- and mid-cap stocks outperformed large-caps, and value stocks outpaced growth. All stock market indexes reported solid gains for the period.

Bonds Retreat as Interest Rates Rise

U.S. Treasury bonds were hurt by rising interest rates late in the summer because when interest rates rise, bond prices decline. The yield on the benchmark 10-year Treasury rose above 4.5% before settling back down to 4.25% at the end of 2003. However, investor confidence in the economy continued to translate into solid gains for high-yield bonds, which, along with emerging market bonds, were the period's strongest performers. Mortgage bonds eked out a positive return, but lagged corporate and high-yield bonds by a significant margin. Higher mortgage-prepayment activity in the spring hurt the mortgage sector.

Looking Ahead

A strong economy has created a favorable backdrop for investors. However, we know that the markets can be unpredictable. Long-term investment success does not depend on what happens in any one year. However, it can be achieved through regular investing that follows an asset allocation plan suited to your personal needs. If you're uncertain about your asset allocation, talk to your financial advisor. And as always, we look forward to helping you achieve your long-term financial goals with State Street Research funds.

Sincerely,

/s/ Richard S. Davis
--------------------
Richard S. Davis
Chairman

December 31, 2003

          PERFORMANCE
                   Discussion as of December 31, 2003

How State Street Research Global Resources Fund Performed

State Street Research Global Resources Fund returned 32.99% for the six-month period ended December 31, 2003.(1) That was significantly higher than the Lipper Natural Resources Funds Index, which returned 21.57% over the same period.(2) The fund also outperformed the S&P 500 Index, which gained 15.14%.(2)

Reason for the Fund's Performance

The majority of the fund's gains came in the fourth quarter as the price of oil, natural gas and coal climbed higher because energy supply fell short of energy demand. Expanding economic activity fueled an increase in demand while cold weather and early winter storms drew down inventory levels. Domestic crude reserves dropped to their lowest level since the federal government started keeping track in 1982. Demand for electricity outpaced supply growth from coal and natural gas industries sources. The coal industry was especially hot, as supply limitations continued. Globally, an increase in demand for energy diverted resources to China as coal exports ceased. These events caused a chain reaction that resulted in shortages in other areas of the world. Among the portfolio's best performers were Southwestern Resources and PetroKazakhstan. However, NewPark Resources and BJ Services were disappointments. NewPark failed to capitalize on the trend toward higher rig count among domestic exploration companies and the company's key Gulf Coast operations did not participate fully as these stocks rallied.

During the period, gold also made a strong showing. The fund's investments in gold stocks gained sharply as the price of gold increased and the dollar dropped against major currencies.

Looking Ahead

Oil stocks are currently priced on the expectation that oil will sell at approximately $22 per barrel. However, we believe prices could reach as high as $27 per barrel. As a result, we have added to our investment in oil drilling stocks, which we believe will benefit from higher prices and an improvement in the oil service industry. To fund these additions, we sold exploration and production stocks that had reached our target prices. Within the natural gas industry, stocks are priced to reflect a long-term commodity price of $4 per million cubic feet, while we believe the long-term price of natural gas could reach $4.50 per million cubic feet. Natural gas stocks appear to have strong long-term appreciation potential as the excess coal demand is satisfied by natural gas supply. We also believe the coal industry continues to demonstrate strong potential.

Top 10 Holdings
--------------------------------------------------------------------------------

Issuer/Security                                         % of Fund Net Assets
 (1)   Consol Energy                                           5.9%
      -----------------------------------------------------------------------
 (2)   Western Gas Resources                                   4.4%
      -----------------------------------------------------------------------
 (3)   Arch Coal                                               3.7%
      -----------------------------------------------------------------------
 (4)   Penn Virginia                                           3.1%
      -----------------------------------------------------------------------
 (5)   Royal Nedlloyd                                          3.0%
      -----------------------------------------------------------------------
 (6)   Patterson-UTI Energy                                    3.0%
      -----------------------------------------------------------------------
 (7)   Massey Energy                                           3.0%
      -----------------------------------------------------------------------
 (8)   Peabody Energy                                          2.9%
      -----------------------------------------------------------------------
 (9)   PetroKazakhstan                                         2.9%
      -----------------------------------------------------------------------
(10)   Maverick Tube                                           2.8%
      -----------------------------------------------------------------------
       Total                                                  34.7%

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Performance
--------------------------------------------------------------------------------
Fund average annual total return as of 12/31/03(3,5,6)
(does not reflect sales charge)

               1 Year        5 Years       10 Years
Class A        60.24%        28.28%        14.19%
---------------------------------------------------
Class B(1)     59.21%        27.39%        13.38%
---------------------------------------------------
Class B        59.19%        27.46%        13.42%
---------------------------------------------------
Class C        59.24%        27.43%        13.40%
---------------------------------------------------
Class R        60.08%        28.26%        14.18%
---------------------------------------------------
Class S        60.73%        28.80%        14.60%
---------------------------------------------------

Fund average annual total return as of 12/31/03(3,4,5,6)
(at maximum applicable sales charge)

               1 Year        5 Years       10 Years
Class A        51.03%        26.77%        13.51%
---------------------------------------------------
Class B(1)     54.21%        27.24%        13.38%
---------------------------------------------------
Class B        54.19%        27.31%        13.42%
---------------------------------------------------
Class C        58.24%        27.43%        13.40%
---------------------------------------------------
Class R        60.08%        28.26%        14.18%
---------------------------------------------------
Class S        60.73%        28.80%        14.60%
---------------------------------------------------

1  Class A shares; does not reflect sales charge.
2 The Lipper Natural Resources Funds Index is an equally weighted index of typically the 30 largest mutual funds within its respective investment objective. The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The indexes do not take transaction charges into consideration. It is not possible to invest directly in an index.
3 Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions, or the redemption of fund shares.
4 Performance reflects a maximum 5.75% Class A share front-end sales charge, or a 5% Class B or Class B(1), or 1% Class C share contingent deferred sales charge, where applicable.
5 Performance for Class B(1) shares reflects Class B share performance through December 31, 1998 and Class B(1) performance thereafter.
   If the returns for Class B(1) shares had reflected their current service/distribution (Rule 12b-1) fees for the entire period, these returns would have been lower. Performance for Class R shares reflects Class A share performance through April 2, 2003 and Class R share performance thereafter. If the returns for Class R shares had reflected their current service/distribution (Rule 12b-1) fees for the entire period, these returns would have been lower. Class R and Class S shares, offered without sales charge, are available through certain retirement plans participating in certain platforms sponsored by broker/dealers, certain employee benefit plans and special programs.
6 Because the fund invests in natural resources and smaller companies, an investment in the fund may involve greater-than-average risk and above-average price fluctuations. Natural resources stocks and small-company stocks are especially volatile sectors of the stock market. Investments in foreign securities pose additional risks not associated with domestic securities, such as changes in exchange rates, and different government regulations, economic conditions and accounting standards.

             State Street Research Global Resources Fund                      3

PORTFOLIO
       Holdings

December 31, 2003 (unaudited)

Issuer                                                            Shares              Value
-------------------------------------------------------------------------------------------
Equity Securities 92.9%
Contract Drilling 8.6%
Drillers Technology Corp.*+ ................................     200,000       $    185,708
Grey Wolf Inc.* ............................................     471,900          1,764,906
Nabors Industries Ltd.* ....................................     170,900          7,092,350
Noble Corp.* ...............................................      90,700          3,245,246
Patterson-UTI Energy Inc.* .................................     348,200         11,462,744
Rowan Companies, Inc.* .....................................     266,500          6,174,805
TMBR/Sharp Drilling Inc.* ++ ...............................     136,800          2,615,616
                                                                               ------------
                                                                                 32,541,375
                                                                               ------------
Exploration & Production 38.4%
ATP Oil & Gas Corp.*++ .....................................     109,500            684,375
Baytex Energy Ltd. Cl. A ...................................   1,192,748         10,013,786
Brigham Exploration Co.* ...................................      81,900            657,575
Brooklyn Energy Corp.* .....................................     150,000            266,956
C1 Energy Ltd.* ............................................     451,600            210,014
Callon Petroleum Co.* ......................................      10,700            110,959
Case Resources Inc.* .......................................   1,800,000          1,601,733
Cavell Energy Corp.* .......................................     293,700            463,611
Cequel Energy Inc.* ........................................      83,200            582,629
Clayton Williams Energy Inc.* ..............................     321,130          9,335,249
Clear Energy Inc.* .........................................      10,966             30,123
Comstock Resources Inc.* ...................................     120,300          2,321,790
Consol Energy Inc. .........................................     294,600          7,630,140
Consol Energy Inc. I*@++ ...................................     617,000         14,701,876
Crew Energy Inc.* ..........................................     502,216          1,472,819
Defiant Energy Corp.* ......................................      95,900            326,506
Endev Energy Inc.* .........................................     667,200          1,264,859
Esprit Exploration Ltd.* ...................................   2,934,100          6,311,601
Harvest Natural Resources Inc.* ............................     200,000          1,990,000
Impact Energy Inc.* ........................................     600,000            626,765
Matador Resources Co.*@++ ..................................      97,846            978,460
Methanex Corp. .............................................      50,000            561,500
Midnight Oil & Gas Ltd.* ...................................      41,500            219,967
Navigo Energy Inc.* ........................................     113,000            336,635
Newfield Exploration Co.* ..................................     205,762          9,164,639
Nexen Inc. .................................................     200,000          7,222,000
Niko Resources Ltd. ........................................     107,500          2,254,227
Oilexco Inc.* ..............................................     748,700            764,719
Oil Search Ltd. ............................................   1,000,000            768,009
Olympia Energy Inc.* .......................................     500,000          1,199,365
Penn Virginia Corp. ........................................     212,100         11,803,365
Penn West Petroleum Ltd. ...................................     220,800          8,229,919
Plains Exploration & Production Co.* .......................     574,805          8,846,249
Progress Energy Ltd.* ......................................     371,500          3,593,260
Purcell Energy Ltd.* .......................................     735,620          1,451,488
Purcell Energy Ltd. Wts.*@++ ...............................     735,620            352,911
Real Resources Inc.* .......................................     200,000            851,163
Remington Oil & Gas Corp.* .................................     100,000          1,969,000
Republic Resources Inc.*++ .................................      28,750              4,313
Southwestern Energy Co.* ...................................     216,300          5,169,570
Tempest Energy Corp.*++ ....................................     200,000            905,328
Terraquest Energy Corp.* ...................................     332,900             69,550

Issuer                                                            Shares              Value
-------------------------------------------------------------------------------------------
Thunder Energy Inc.* .......................................     177,000       $  1,144,984
Tom Brown Inc.* ............................................     130,900          4,221,525
Treasure Islands Royalty Trust* ............................     507,439            116,711
Vermilion Resources Ltd. ++ ................................     262,500          3,115,835
XTO Energy Inc. ............................................     336,666          9,527,648
                                                                               ------------
                                                                                145,445,706
                                                                               ------------
Mining 15.3%
Arch Coal Inc. .............................................     453,400         14,132,478
Axmin Inc.* ................................................   1,149,100          1,111,444
Canico Resource Corp.* .....................................       5,500             55,538
Crystallex International Corp.* ............................   1,700,000          4,658,000
MAG Silver Corp.* ..........................................     513,100            921,107
Massey Energy Co. ..........................................     548,900         11,417,120
Mena Resources Inc.* .......................................      20,000             10,988
Nevsun Resources Ltd.* .....................................     714,800          3,716,838
Nevsun Resources Ltd.*@++ ..................................     500,000          2,346,888
North Atlantic Nickel Corp.* ...............................     600,000          1,188,533
Novagold Resources Inc.* ...................................     500,000          2,510,930
Peabody Energy Corp. .......................................     262,400         10,944,704
Radius Explorations Ltd.* ..................................     569,700            652,421
Romarco Minerals Inc.* .....................................     223,000             67,296
Southwestern Resources Corp.* ..............................      36,600          1,129,988
St Jude Resources Ltd.* ....................................     548,200          1,102,890
Sunridge Gold Corp.* .......................................     122,100            295,719
Valucap Investments Inc.* ..................................      21,705              5,375
Virginia Gold Mines Inc.* ..................................     500,000            557,124
X-Cal Resources Ltd.* ......................................   1,755,500          1,113,870
                                                                               ------------
                                                                                 57,939,251
                                                                               ------------
Oil Service 11.0%
Badger Daylighting Inc.* ...................................     375,000            858,901
BJ Services Co.* ...........................................     166,500          5,977,350
Cal Dive International Inc.* ...............................     100,000          2,411,000
Global Industries Ltd.* ....................................     189,496            975,904
Halliburton Co. ............................................     250,000          6,500,000
Hanover Compressor Co.* ....................................     250,000          2,787,500
Maverick Tube Corp.* .......................................     545,300         10,497,025
McDermott International Inc.* ..............................     572,700          6,843,765
NewPark Resources Inc.* ....................................     500,000          2,395,000
NS Group Inc.* .............................................     150,000          1,455,000
Universal Compression Holdings Inc.* .......................      35,200            920,832
                                                                               ------------
                                                                                 41,622,277
                                                                               ------------
Refining 2.0%
InterOil Corp.* ............................................     156,500          3,814,563
KFX Inc.* ..................................................     393,400          2,970,170
Westport Innovations Inc.* .................................     773,800            898,131
                                                                               ------------
                                                                                  7,682,864
                                                                               ------------
Utility 4.7%
Markwest Hydrocarbon Inc.* .................................     124,320          1,402,330
Western Gas Resources Inc. .................................     350,800         16,575,300
                                                                               ------------
                                                                                 17,977,630
                                                                               ------------
Miscellaneous 12.9%
Cross Timbers Royalty Trust ................................       2,490             71,015
Daiichi Chuo Kisen Kaisha* .................................   3,552,000          5,901,488
Frontline Ltd. .............................................     200,900          5,116,923
Golar Ltd.* ................................................      80,500          1,153,278
Kawasaki Kisen Kaisha Ltd. .................................     978,000          4,865,581
OMI Corp.* .................................................     759,500          6,782,335
PetroKazakhstan Inc.* ......................................     482,300         10,856,573
Pride International Inc.* ..................................     100,000          1,864,000
Quest Capital Corp.* .......................................      61,000             78,353
Rio Alto Resources International Inc.* .....................   1,094,900            754,022
Royal Nedlloyd .............................................     300,000         11,524,767
                                                                               ------------
                                                                                 48,968,335
                                                                               ------------
Total Equity Securities (Cost $244,076,587) .................................   352,177,438
                                                                               ------------

4  The notes are an integral part of the financial statements.

                                                               FINANCIAL
                                                                      Statements

Issuer                                              Shares            Value
-----------------------------------------------------------------------------
Short-Term Investments 9.3%
State Street Navigator Securities Lending
  Prime Portfolio ............................   35,283,537      $ 35,283,537
                                                                 ------------
Total Short-Term Investments (Cost $35,283,537) ...........        35,283,537
                                                                 ------------

                                     Maturity    Principal
Issuer                                 Date       Amount
-----------------------------------------------------------------------------
Commercial Paper 5.2%
American Express Credit
  Corp., 0.85% ..................... 1/07/2004   $2,804,000         2,803,603
General Electric Capital
  Corp., 1.09% ..................... 1/06/2004    3,000,000         2,999,546
Merrill Lynch & Co., 1.04% ......... 1/06/2004    7,000,000         6,998,989
Merrill Lynch & Co., 1.02% ......... 1/08/2004    7,000,000         6,998,611
                                                                 ------------
Total Commercial Paper (Cost $19,800,749) .................        19,800,749
                                                                 ------------

                                                    % of
                                                 Net Assets
-----------------------------------------------------------------------------
Summary of Portfolio Assets
Investments (Cost $299,160,873)...............     107.4%         407,261,724
Other Assets, Less Liabilities ...............      (7.4%)        (28,020,048)
                                                   -----         ------------
Net Assets ...................................     100.0%        $379,241,676
                                                   =====         ============

KEY TO SYMBOLS

*  Denotes a security which has not paid a dividend during the last year.
@ Security valued under consistently applied procedures established by the Trustees.
+ Denotes a Rule 144A restricted security, meaning that it trades only among certain qualified institutional buyers. As of the report date, the fund had 0.05% of net assets in Rule 144A securities.
++ Security restricted as to public resale. As of the report date, the fund had 6.78% of net assets in restricted securities.

Federal Income Tax Information

At December 31, 2003, the net unrealized appreciation of investments based on cost for federal income tax purposes of $301,537,985 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value over
tax cost                                                         $113,289,455

Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost
over value                                                         (7,565,716)
                                                                 ------------
                                                                 $105,723,739
                                                                 ============

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
December 31, 2003 (unaudited)

Assets
Investments, at value (Cost $299,160,873) (Note 1) ...........   $407,261,724
Receivable for securities sold ...............................      4,853,689
Receivable for fund shares sold ..............................      4,706,151
Dividends receivable .........................................        490,274
Receivable for foreign currency ..............................        120,969
                                                                 ------------
                                                                  417,432,807
                                                                 ------------
Liabilities
Payable for collateral received on securities loaned .........     35,283,537
Payable for securities purchased .............................      1,205,345
Payable for fund shares redeemed .............................        650,604
Payable to custodian (Note 1) ................................        349,859
Accrued management fee .......................................        222,831
Accrued distribution and service fees ........................        173,235
Accrued transfer agent and shareholder services ..............        103,823
Accrued administration fee ...................................          8,532
Accrued trustees' fees .......................................          3,897
Other accrued expenses .......................................        189,468
                                                                 ------------
                                                                   38,191,131
                                                                 ------------
Net Assets ...................................................   $379,241,676
                                                                 ============
Net Assets consist of:
  Unrealized appreciation of investments .....................   $108,100,851
  Unrealized appreciation of foreign currency ................          9,620
  Accumulated net realized loss ..............................    (11,676,912)
  Paid-in capital ............................................    282,808,117
                                                                 ------------
                                                                 $379,241,676
                                                                 ============

                   Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class     Net Assets     [divided by]        Number of Shares    =       NAV
  A       $208,188,520                           6,173,372             $33.72*
  B(1)     $48,564,016                           1,555,734             $31.22**
  B        $37,410,823                           1,192,770             $31.36**
  C        $71,186,709                           2,282,591             $31.19**
  R           $618,576                              18,370             $33.67
  S        $13,273,032                             378,063             $35.11

* Maximum offering price per share = $35.78 ($33.72 [divided by] 0.9425) ** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.


The notes are an integral part of the financial statements.

                                  State Street Research Global Resources Fund  5

FINANCIAL
       Statements

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended December 31, 2003 (unaudited)

Investment Income
Dividends, net of foreign taxes of $154,411 (Note 1) ..........    $ 1,679,993
Interest (Note 1) .............................................        161,320
                                                                   -----------
                                                                     1,841,313
                                                                   -----------
Expenses
Management fee (Note 2) .......................................        982,759
Transfer agent and shareholder services (Note 2) ..............        272,247
Distribution and service fees - Class A (Note 4) ..............        200,898
Distribution and service fees - Class B(1) (Note 4) ...........        184,832
Distribution and service fees - Class B (Note 4) ..............        163,001
Distribution and service fees - Class C (Note 4) ..............        236,676
Distribution and service fees - Class R (Note 4) ..............            491
Administration fee (Note 2) ...................................         57,716
Custodian fee .................................................         50,304
Registration fees .............................................         31,488
Audit fee .....................................................         25,488
Reports to shareholders .......................................         20,352
Trustees' fees (Note 2) .......................................          8,320
Legal fees ....................................................          3,840
Miscellaneous .................................................         22,030
                                                                   -----------
                                                                     2,260,442
Fees paid indirectly (Note 2) .................................         (2,247)
                                                                   -----------
                                                                     2,258,195
                                                                   -----------
Net investment loss ...........................................       (416,882)
                                                                   -----------
Realized and Unrealized Gain on
Investments
Net realized gain on investments (Notes 1 and 3) ..............     33,190,855
Net realized gain on foreign currency (Note 1) ................         28,413
                                                                   -----------
  Total net realized gain .....................................     33,219,268
                                                                   -----------
Change in unrealized appreciation of investments ..............     48,366,040
Change in unrealized appreciation of foreign currency .........          9,670
                                                                   -----------
Total change in unrealized appreciation .......................     48,375,710
                                                                   -----------
Net gain on investments .......................................     81,594,978
                                                                   -----------
Net increase in net assets resulting from operations ..........    $81,178,096
                                                                   ===========

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                         Six months ended
                                         December 31, 2003        Year ended
                                            (unaudited)         June 30, 2003
                                         -----------------     ---------------
Increase (Decrease) In Net Assets
Operations:
Net investment loss ....................    $   (416,882)       $ (1,362,239)
Net realized gain (loss) on
  investments and foreign currency .....      33,219,268          (6,936,718)
Change in unrealized appreciation of
  investments and foreign currency .....      48,375,710          29,977,060
                                            ------------        ------------
Net increase resulting from
  operations ...........................      81,178,096          21,678,103
                                            ------------        ------------
Dividend from net investment income:
  Class A ..............................      (3,393,401)                 --
  Class B(1) ...........................        (682,622)                 --
  Class B ..............................        (458,627)                 --
  Class C ..............................        (992,920)                 --
  Class R ..............................          (8,249)                 --
  Class S ..............................        (239,164)                 --
                                            ------------        ------------
                                              (5,774,983)                 --
                                            ------------        ------------
Net increase (decrease) from fund
  share transactions (Note 5) ..........      91,388,592            (824,831)
                                            ------------        ------------
Total increase in net assets ...........     166,791,705          20,853,272

Net Assets
Beginning of period ....................     212,449,971         191,596,699
                                            ------------        ------------
End of period ..........................    $379,241,676        $212,449,971
                                            ============        ============

6  The notes are an integral part of the financial statements.

NOTES TO FINANCIAL
                Statements

December 31, 2003 (unaudited)

Note 1
State Street Research Global Resources Fund is a series of State Street Research Equity Trust (the "Trust"), which is organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The investment objective of the fund is to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests at least 80% of net assets in securities of energy and natural resources companies and companies in associated businesses, as well as utilities.

The fund offers six classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase and five years of purchase, respectively. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual service and distribution fees equal to 1.00%. Class R shares are offered to retirement plans participating in certain platforms sponsored by broker-dealers, which may involve multiple fund families. Class R shares pay annual service and distribution fees of 0.50%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne prorata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of these securities, then they are valued at their fair value taking this trading or these events into account.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

As part of the custodian contract between the custodian bank and the fund, the custodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restriction to cover any advances made by the custodian bank for the settlement of securities purchased by the fund. At December 31, 2003, the payable to the custodian bank of $349,859 represents the amount due for cash advance for the settlement of a security purchased.

C. Net Investment Income
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. Dividends
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The difference is primarily due to differing treatments for foreign currency transactions and wash sale deferrals.

The fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount has been reflected on Form 1099 for the calendar year 2003.

E. Federal Income Taxes
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

At June 30, 2003, the fund had a capital loss carryforward of $44,563,871 available, to the extent provided in regulations, to offset future capital gains, if any, of which $37,656,268 and $6,907,603 expire on June 30, 2008 and 2011, respectively.

F. Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G. Securities Lending
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At December 31, 2003, the value of the securities loaned and the value of collateral were $33,800,907 and $35,283,537 (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio), respectively. During the six months ended December 31, 2003, income from securities lending amounted to $84,181 and is included in interest income.

Note 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of fund net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended December 31, 2003, the fees pursuant to such agreement amounted to $982,759.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended December 31, 2003, the amount of such expenses allocated to the fund was $117,378.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the six months ended December 31, 2003, the fund's transfer agent fees were reduced by $2,247 under this arrangement.

                                  State Street Research Global Resources Fund  7

The fees of the Trustees not currently affiliated with the Adviser amounted to $8,320 during the six months ended December 31, 2003.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among State Street Research funds. During the six months ended December 31, 2003, the amount of such expenses was $57,716.

Note 3
For the six months ended December 31, 2003, purchases and sales of securities, exclusive of short-term obligations, aggregated $131,988,821, and $66,545,043, respectively.

Note 4
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B, Class C and Class R shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares, 0.75% of average daily net assets for Class B(1), Class B and Class C shares, and 0.25% of average daily net assets for Class R shares. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended December 31, 2003, fees pursuant to such plans amounted to $200,898, $184,832 and $163,001, $236,676 and $491 for Class A, Class B(1), Class B, Class C and Class R shares, respectively. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of December 31, 2003, there were $2,065,456, $888,474 and $1,844,429 for Class A,
Class B and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) and Class R shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned initial sales charges aggregating $161,868 and $53,101, respectively, on sales of Class A shares of the fund during the six months ended December 31, 2003, and that MetLife Securities, Inc. earned commissions aggregating $33,568 and $1,211 on sales of Class B(1) and Class C shares, and the Distributor collected contingent deferred sales charges aggregating $75,882, $397 and $4,793 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

Note 5
The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 per value per share. At December 31, 2003, the Adviser held 4,737 Class R shares.

These transactions break down by share class as follows:

                                                      Six months ended
                                                      December 31, 2003                     Year ended
                                                         (unaudited)                       June 30, 2003
                                               ------------------------------------------------------------------
Class A                                             Shares         Amount               Shares          Amount
-----------------------------------------------------------------------------------------------------------------
Shares sold                                        4,159,903    $119,004,436           9,853,565    $ 210,566,616
Issued upon reinvestment of dividend
  from net investment income                          93,538       3,079,226                  --               --
Shares redeemed                                   (2,109,325)    (56,962,701)         (9,777,507)    (207,005,621)
                                                  ----------    ------------          ----------    -------------
Net increase                                       2,144,116    $ 65,120,961              76,058    $   3,560,995
                                                  ==========    ============          ==========    =============

Class  B(1)                                         Shares         Amount               Shares          Amount
-----------------------------------------------------------------------------------------------------------------
Shares sold                                          426,769    $ 11,226,542             420,704    $   8,371,227
Issued upon reinvestment of dividend
  from net investment income                          19,355         589,974                  --               --
Shares redeemed                                     (137,003)     (3,613,856)           (382,670)      (7,433,215)
                                                  ----------    ------------          ----------    -------------
Net increase                                         309,121    $  8,202,660              38,034    $     938,012
                                                  ==========    ============          ==========    =============

Class  B                                            Shares         Amount               Shares          Amount
-----------------------------------------------------------------------------------------------------------------
Shares sold                                           37,758    $    991,889              44,249    $     849,502
Issued upon reinvestment of dividend
  from net investment income                          13,863         424,480                  --               --
Shares redeemed                                     (144,913)     (3,781,324)           (462,691)      (9,076,862)
                                                  ----------    ------------          ----------    -------------
Net decrease                                         (93,292)   $ (2,364,955)           (418,442)   $  (8,227,360)
                                                  ==========    ============          ==========    =============

Class C                                             Shares         Amount               Shares          Amount
-----------------------------------------------------------------------------------------------------------------
Shares sold                                          896,956    $ 24,575,374             491,306    $  10,076,867
Issued upon reinvestment of dividend
  from net investment income                          29,499         898,245                  --               --
Shares redeemed                                     (218,163)     (5,560,700)           (420,725)      (8,032,986)
                                                  ----------    ------------          ----------    -------------
Net increase                                         708,292    $ 19,912,919              70,581    $   2,043,881
                                                  ==========    ============          ==========    =============

Class R+                                            Shares         Amount               Shares          Amount
-----------------------------------------------------------------------------------------------------------------
Shares sold                                           17,219    $    543,330               4,741    $     100,075
Issued upon reinvestment of dividend
  from net investment income                             161           5,301                  --               --
Shares redeemed                                       (3,751)       (112,570)                 --               --
                                                  ----------    ------------          ----------    -------------
Net increase                                          13,629    $    436,061               4,741    $     100,075
                                                  ==========    ============          ==========    =============

Class S                                             Shares         Amount               Shares          Amount
-----------------------------------------------------------------------------------------------------------------
Shares sold                                          123,749    $  3,599,069             537,015    $  11,946,973
Issued upon reinvestment of dividend
  from net investment income                           6,926         237,341                  --               --
Shares redeemed                                     (130,386)     (3,755,464)           (499,359)     (11,187,407)
                                                  ----------    ------------          ----------    -------------
Net increase                                             289    $     80,946              37,656    $     759,566
                                                  ==========    ============          ==========    =============

+ April 3, 2003 (commencement of share class) to June 30, 2003.

FINANCIAL
        Highlights

For a share outstanding throughout each period:s

                                                                              Class A
                                          --------------------------------------------------------------------------------------
                                           Six months ended                          Years ended June 30
                                           December 31, 2003 -------------------------------------------------------------------
                                            (unaudited)(a)     2003(a)      2002(a)(g)   2001(a)(g)    2000(a)(g)     1999(a)(g)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)          25.81         22.74         21.50         16.79         12.15         17.35
                                                -------       -------        ------        ------        ------        ------
  Net investment income (loss) ($)                 0.00         (0.10)        (0.15)        (0.22)        (0.17)        (0.11)
  Net realized and unrealized gain (loss)
    on investments ($)                             8.50          3.17          1.39          4.93          4.81         (4.34)
                                                -------       -------        ------        ------        ------        ------
Total from investment operations ($)               8.50          3.07          1.24          4.71          4.64         (4.45)
                                                -------       -------        ------        ------        ------        ------
  Dividend from net investment income ($)         (0.59)           --            --            --            --            --
  Distribution from capital gains ($)                --            --            --            --            --         (0.75)
                                                -------       -------        ------        ------        ------        ------
Total distributions ($)                           (0.59)           --            --            --            --         (0.75)
                                                -------       -------        ------        ------        ------        ------
Net asset value, end of period ($)                33.72         25.81         22.74         21.50         16.79         12.15
                                                =======       =======        ======        ======        ======        ======
Total return (%)(b)                               32.99(c)      13.50          5.77         28.05         38.19        (24.56)

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)       208,189       103,987        89,883        81,880        70,152        67,155
Expense ratio (%)                                  1.42(d)       1.61          1.74          1.63          1.74          1.59
Expense ratio after expense reductions (%)         1.42(d)       1.60          1.73          1.61          1.72          1.57
Ratio of net investment income (loss) to
  average net assets (%)                           0.00(d)      (0.47)        (0.73)        (1.11)        (1.34)        (0.97)
Portfolio turnover rate (%)                       26.94         32.56         37.57         37.97         47.49         55.89

                                                                              Class B(1)
                                          --------------------------------------------------------------------------------------
                                           Six months ended                          Years ended June 30
                                           December 31, 2003 -------------------------------------------------------------------
                                            (unaudited)(a)     2003(a)      2002(a)(g)   2001(a)(g)   2000(a)(g)  1999(a)(e)(g)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)         23.89           21.20        20.16        15.85        11.56         9.44
                                                ------          ------       ------       ------        -----        -----
  Net investment loss ($)                        (0.10)          (0.23)       (0.27)       (0.33)       (0.26)       (0.08)
  Net realized and unrealized gain
    on investments ($)                            7.88            2.92         1.31         4.64         4.55         2.20
                                                ------          ------       ------       ------        -----        -----
Total from investment operations ($)              7.78            2.69         1.04         4.31         4.29         2.12
                                                ------          ------       ------       ------        -----        -----
  Dividend from net investment income ($)        (0.45)             --           --           --           --           --
                                                ------          ------       ------       ------        -----        -----
Total distributions ($)                          (0.45)             --           --           --           --           --
                                                ------          ------       ------       ------        -----        -----
Net asset value, end of period ($)               31.22           23.89        21.20        20.16        15.85        11.56
                                                ======          ======       ======       ======        =====        =====
Total return (%)(b)                              32.56(c)        12.69         5.16        27.19        37.11        22.46(c)

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)       48,564          29,782       25,626       19,237        8,608        5,053
Expense ratio (%)                                 2.12(d)         2.31         2.44         2.33         2.48         2.19(d)
Expense ratio after expense reductions (%)        2.12(d)         2.30         2.43         2.31         2.46         2.17(d)
Ratio of net investment loss to average
  net assets (%)                                 (0.74)(d)       (1.17)       (1.41)       (1.78)       (2.12)       (1.64)(d)
Portfolio turnover rate (%)                      26.94           32.56        37.57        37.97        47.49        55.89

                                                                                  Class B
                                          --------------------------------------------------------------------------------------
                                           Six months ended                          Years ended June 30
                                           December 31, 2003 -------------------------------------------------------------------
                                            (unaudited)(a)      2003(a)     2002(a)(g)  2001(a)(g)   2000(a)(g)    1999(a)(g)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)         23.96           21.26        20.19        15.87        11.58        16.71
                                                ------          ------       ------       ------       ------       ------
  Net investment loss ($)                        (0.10)          (0.23)       (0.28)       (0.34)       (0.26)       (0.19)
  Net realized and unrealized gain (loss)
    on investments ($)                            7.89            2.93         1.35         4.66         4.55        (4.19)
                                                ------          ------       ------       ------       ------       ------
Total from investment operations ($)              7.79            2.70         1.07         4.32         4.29        (4.38)
                                                ------          ------       ------       ------       ------       ------
  Dividend from net investment income ($)        (0.39)             --           --           --           --           --
  Distribution from capital gains ($)               --              --           --           --           --        (0.75)
                                                ------          ------       ------       ------       ------       ------
Total distributions ($)                          (0.39)             --           --           --           --        (0.75)
                                                ------          ------       ------       ------       ------       ------
Net asset value, end of period ($)               31.36           23.96        21.26        20.19        15.87        11.58
                                                ======          ======       ======       ======       ======       ======
Total return (%)(b)                              32.55(c)        12.70         5.30        27.22        37.05       (25.10)

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)       37,411          30,814       36,240       44,106       48,352       56,708
Expense ratio (%)                                 2.12(d)         2.31         2.44         2.33         2.48         2.34
Expense ratio after expense reductions (%)        2.12(d)         2.30         2.43         2.31         2.46         2.32
Ratio of net investment loss to average
  net assets (%)                                 (0.78)(d)       (1.20)       (1.45)       (1.87)       (2.10)       (1.73)
Portfolio turnover rate (%)                      26.94           32.56        37.57        37.97        47.49        55.89

                           State Street Research Global Resources Fund         9

                                                                              Class C
                                          --------------------------------------------------------------------------------------
                                           Six months ended                          Years ended June 30
                                           December 31, 2003 -------------------------------------------------------------------
                                            (unaudited)(a)     2003(a)     2002(a)(g)    2001(a)(g)   2000(a)(g)     1999(a)(g)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)          23.88         21.18         20.14         15.84         11.54         16.67
                                                 ------        ------        ------        ------        ------        ------
  Net investment loss ($)                         (0.09)        (0.23)        (0.28)        (0.34)        (0.25)        (0.19)
  Net realized and unrealized income loss
    on investments ($)                             7.87          2.93          1.32          4.64          4.55         (4.19)
                                                 ------        ------        ------        ------        ------        ------
Total from investment operations ($)               7.78          2.70          1.04          4.30          4.30         (4.38)
                                                 ------        ------        ------        ------        ------        ------
  Dividend from net investment income ($)         (0.47)           --            --            --            --            --
  Distribution from capital gains ($)                --            --            --            --            --         (0.75)
                                                 ------        ------        ------        ------        ------        ------
Total distributions ($)                           (0.47)           --            --            --            --         (0.75)
                                                 ------        ------        ------        ------        ------        ------
Net asset value, end of period ($)                31.19         23.88         21.18         20.14         15.84         11.54
                                                 ======        ======        ======        ======        ======        ======
Total return (%)(b)                               32.56(c)      12.75          5.16         27.15         37.26        (25.17)
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)        71,187        37,601        31,853        30,214        23,313        25,538
Expense ratio (%)                                  2.12(d)       2.31          2.44          2.33          2.48          2.34
Expense ratio after expense reductions (%)        2.127(d)       2.30          2.43          2.31          2.46          2.32
Ratio of net investment loss to average
  net assets (%)                                  (0.71)(d)     (1.18)        (1.43)        (1.83)        (2.06)        (1.72)
Portfolio turnover rate (%)                       26.94         32.56         37.57         37.97         47.49         55.89

                                                      Class R
                                         -----------------------------------
                                           Six months ended  Period ended
                                          December 31, 2003     June 30
                                            (unaudited)(a)    2003(a)(f)
                                         -----------------------------------
Net asset value, beginning of period ($)          25.80         21.11
  Net investment loss ($)                         (0.01)        (0.01)
  Net realized and unrealized gain
    on investments ($)                             8.48          4.70
                                                  -----         -----
Total from investment operations ($)               8.47          4.69
                                                  -----         -----
  Dividend from net investment income ($)         (0.60)           --
Total distributions ($)                           (0.60)           --
                                                  -----         -----
Net asset value, end of period ($)                33.67         25.80
                                                  =====         =====
Total return (%)(b)                               32.90(c)      22.22(c)

Ratios/Supplemental Data
----------------------------------------------------------------------------
Net assets at end of period ($ thousands)           619           122
Expense ratio (%)                                  1.62(d)       1.75(d)
Expense ratio after expense reductions (%)         1.62(d)       1.74(d)
Ratio of net investment income (loss) to
  average net assets (%)                          (0.05)(d)     (0.16)(d)
Portfolio turnover rate (%)                       26.94         32.56

                                                                                Class S
                                          --------------------------------------------------------------------------------------
                                           Six months ended                          Years ended June 30
                                           December 31, 2003 -------------------------------------------------------------------
                                            (unaudited)(a)     2003(a)     2002(a)(g)    2001(a)(g)   2000(a)(g)     1999(a)(g)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)          26.85         23.51         22.13         17.21         12.43         17.67
                                                 ------        ------         -----         -----         -----         -----
  Net investment income (loss) ($)                 0.03         (0.04)        (0.09)        (0.18)        (0.15)        (0.08)
  Net realized and unrealized gain (loss)
    on investments ($)                             8.88          3.38          1.47          5.10          4.93         (4.41)
                                                 ------        ------         -----         -----         -----         -----
Total from investment operations ($)               8.91          3.34          1.38          4.92          4.78         (4.49)
                                                 ------        ------         -----         -----         -----         -----
  Dividend from net investment income ($)         (0.65)           --            --            --            --            --
  Distribution from capital gains ($)                --            --            --            --            --         (0.75)
                                                 ------        ------         -----         -----         -----         -----
Total distributions ($)                           (0.65)           --            --            --            --         (0.75)
                                                 ------        ------         -----         -----         -----         -----
Net asset value, end of period ($)                35.11         26.85         23.51         22.13         17.21         12.43
                                                 ======        ======         =====         =====         =====         =====
Total return (%)(b)                               33.19(c)      14.21          6.24         28.59         38.46        (24.33)

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)        13,273        10,144         7,995         6,935         8,599         5,590
Expense ratio (%)                                  1.12(d)       1.31          1.44          1.33          1.48          1.34
Expense ratio after expense reductions (%)         1.12(d)       1.30          1.43          1.31          1.46          1.32
Ratio of net investment income (loss) to
  average net assets (%)                           0.22(d)      (0.20)        (0.42)        (0.89)        (1.11)        (0.07)
Portfolio turnover rate (%)                       26.94         32.56         37.57         37.97         47.49         55.89

(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) Not annualized
(d) Annualized
(e) January 1, 1999 (commencement of share class), to June 30, 1999
(f) April 3, 2003 (commencement of share class), to June 30, 2003
(g) Audited by other auditors

TRUSTEES AND OFFICERS
          State Street Research Equity Trust

                                                                                                                  Number of Funds
Name,                Position(s)  Term of Office                                                                    in Fund Complex
Address               Held with    and Length of              Principal Occupations                                   Overseen by
and Age(a)              Fund      Time Served(b)              During Past 5 Years                                 Trustee/Officer(c)
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
Bruce R. Bond           Trustee      Since        Retired; formerly Chairman of the Board, Chief Executive                  19
(57)                                 1999         Officer and President, PictureTel Corporation (video
                                                  conferencing systems)
------------------------------------------------------------------------------------------------------------------------------------
Peter S. Drotch         Trustee      Since        Retired; formerly Partner, PricewaterhouseCoopers LLP                     19
(62)                                 2004
------------------------------------------------------------------------------------------------------------------------------------
Steve A. Garban         Trustee      Since        Retired; formerly Senior Vice President for Finance and                   56
(66)                                 1997         Operations and Treasurer, The Pennsylvania State University
------------------------------------------------------------------------------------------------------------------------------------
Dean O. Morton          Trustee      Since        Retired; formerly Executive Vice President, Chief Operating Officer       56
(72)                                 1986         and  Director, Hewlett-Packard Company (computer manufacturer)
------------------------------------------------------------------------------------------------------------------------------------
Susan M. Phillips       Trustee      Since        Dean, School of Business and Public Management, George                    19
(59)                                 1999         Washington University; formerly a member of the Board of
                                                  Governors of the Federal Reserve System; and Chairman and
                                                  Commissioner of the Commodity Futures Trading Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt         Trustee      Since        President, Founders Investments Ltd. (investments);                       56
(65)                                 1993         President, Pacific Four Investments (investments); formerly
                                                  President, The Glen Ellen Company (private investment firm)
------------------------------------------------------------------------------------------------------------------------------------
Michael S.              Trustee      Since        Jay W. Forrester Professor of Management, Sloan School of                 56
Scott Morton (66)                    1987         Management, Massachusetts Institute of Technology
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey         Trustee      Since        Attorney; formerly Partner, Dechert (law firm)                            19
(72)                                 2002
====================================================================================================================================
Interested Trustees
Richard S. Davis(+)     Trustee      Since        Chairman of the Board, President and Chief Executive Officer              19
(58)                                 2000         of State Street Research & Management Company; formerly
                                                  Senior Vice President, Fixed Income Investments,
                                                  Metropolitan Life Insurance Company
====================================================================================================================================
Officers
Arthur J. Barry        Vice         Since         Vice President of State Street Research & Management                       3
(36)                    President    2004         Company; formerly Senior Portfolio Manager, Invesco Capital
                                                  Management
------------------------------------------------------------------------------------------------------------------------------------
Anthony Forcione        Vice         Since        Vice President of State Street Research & Management                       3
(33)                    President    2003         Company; formerly associate portfolio manager and equity
                                                  analyst, State Street Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
 C. Kim Goodwin         Vice         Since        Managing Director and Chief Investment Officer - Equities of              18
(44)                    President    2002         State Street Research & Management Company; formerly
                                                  Chief Investment Officer - U.S. Growth Equities, American
                                                  Century
------------------------------------------------------------------------------------------------------------------------------------
John S. Lombardo        Vice         Since        Managing Director, Chief Financial Officer and Director of                19
(49)                    President    2001         State Street Research & Management Company; formerly
                                                  Executive Vice President, State Street Research & Management
                                                  Company; and Senior Vice President, Product and Financial
                                                  Management, MetLife Auto & Home
------------------------------------------------------------------------------------------------------------------------------------
Daniel J. Rice, III     Vice         Since        Senior Vice President of State Street Research & Management                3
(52)                    President    1990         Company
------------------------------------------------------------------------------------------------------------------------------------
Peter A. Zuger          Vice         Since        Managing Director of State Street Research & Management                    3
(55)                    President    1998         Company; formerly Senior Vice President, State Street Research
                                                  & Management Company
------------------------------------------------------------------------------------------------------------------------------------
Douglas A. Romich       Treasurer    Since        Senior Vice President and Treasurer of State Street Research              19
(47)                                 2001         & Management Company; formerly Vice President and
                                                  Assistant Treasurer, State Street Research & Management
                                                  Company
------------------------------------------------------------------------------------------------------------------------------------
Francis J.              Secretary    Since        Managing Director, General Counsel and Secretary of State                 19
McNamara, III (48)                   1995         Street Research & Management Company; formerly Executive
                                                  Vice President, State Street Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------

Name,                                  Other
Address                         Directorships Held
and Age(a)                      by Trustee/Officer
----------------------------------------------------------------
Independent Trustees
Bruce R. Bond           Avaya Corp.
(57)
----------------------------------------------------------------
Peter S. Drotch         First Marblehead GRP
(62)
----------------------------------------------------------------
Steve A. Garban         Metropolitan Series Fund, Inc.; and
(66)                    Metropolitan Series Fund II
----------------------------------------------------------------
Dean O. Morton          BEA Systems, Inc.; Cepheid;
(72)                    Pharsight Corporation; Metropolitan
                        Series Fund, Inc.; and Metropolitan
                        Series Fund II
----------------------------------------------------------------
Susan M. Phillips       The Kroger Co.
(59)
----------------------------------------------------------------
Toby Rosenblatt         A.P. Pharma, Inc.; Metropolitan Series
(65)                    Fund, Inc.; and Metropolitan Series
                        Fund II
----------------------------------------------------------------
Michael S.              Metropolitan Series Fund, Inc.; and
Scott Morton (66)       Metropolitan Series Fund II
----------------------------------------------------------------
James M. Storey         SEI Investments Funds (consisting of
(72)                    104 portfolios); and The
                        Massachusetts Health & Education
                        Tax-Exempt Trust
================================================================
Interested Trustees
Richard S. Davis(+)     None
(58)
================================================================
Officers
Arthur J. Barry         None
(36)
----------------------------------------------------------------
Anthony Forcione        None
(33)
----------------------------------------------------------------
C. Kim Goodwin          None
(44)
----------------------------------------------------------------
John S. Lombardo        None
(49)
----------------------------------------------------------------
Daniel J. Rice, III     None
(52)
----------------------------------------------------------------
Peter A. Zuger          None
(55)
----------------------------------------------------------------
Douglas A. Romich       None
(47)
----------------------------------------------------------------
Francis J.              None
McNamara, III (48)

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 9 investment companies for which State Street Research & Management Company serves as sole investment adviser and all series of Metropolitan Series Fund, Inc. and Metropolitan Series Fund II. The primary adviser to Metropolitan Series Fund, Inc. and Metropolitan Series Fund II, is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(+) Mr. Davis is an "interested person" of the Trust under the Investment
    Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

                                 State Street Research Global Resources Fund  11

[LOGO] STATE STREET RESEARCH                                 ---------------
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Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday
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New accounts, mutual fund purchases, exchanges and account information

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Complete Fund Listing

For a list of our funds, visit our website at www.ssrfunds.com under Research Our Funds.

This report must be accompanied or preceded by a current prospectus. When used as sales material after March 31, 2004, this report must be accompanied by a current Quarterly Performance Update.

To obtain a prospectus for any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637) or by visiting our website at www.ssrfunds.com. The prospectus contains more complete information, including investment objective, risks, charges and expenses. Please read and consider the prospectus carefully before investing or sending money.

The DALBAR awards recognize quality shareholder service and quality shareholder communications, and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

Member NASD, SIPC
(C)2004 State Street Research Investment Services, Inc.
One Financial Center
Boston, MA  02111-2690
www.ssrfunds.com
CONTROL NUMBER:(exp0204)SSR-LD   GR-1237-0204

[DALBAR Awards graphic]
  for excellence in
Shareholder Communications

[Mutual Fund Service Award 2003 graphic] for Excellence in Service

                               FORM N-CSR(2 OF 3)

ITEM 2: CODE OF ETHICS

     (a) The Registrant has, as of the end of the period covered by this report, adopted a code of ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

     (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

       The Registrant's Board of Directors has determined that Steve A. Garban, a member of the Registrant's Board of Directors and Audit Committee, qualifies as the "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. Mr. Garban is "independent", as defined in the instructions to Form N-CSR.

ITEM 4: (PRINCIPAL ACCOUNTANT FEES AND SERVICES)
       Not applicable for the reporting period.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS
        Not applicable.

ITEM 6: (RESERVED)

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES:
        Not applicable.

ITEM 8: (RESERVED)

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

       The Governance Committee will consider nominees recommended by shareholders. Shareholders may submit recommendations to the attention of the Secretary of the Trust, State Street Research & Management Company, One Financial Center, 30th Floor, Boston, MA 02111.

ITEM 10: CONTROLS AND PROCEDURES

       SUB-ITEM 10a - The Principal Executive Officer and the Principal Financial Officer have concluded that the State Street Research Equity Trust disclosure controls and procedures (as defined in Rule 30-a2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the State Street Research Equity Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

       SUB-ITEM 10b - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation referenced in
       (a)(i) above.

ITEM 11: EXHIBITS

       (a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

       (a)(2) Certification for each principal executive and principal financial officer of the Registrant required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended
              (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.302CERT

      (b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                     State Street Research Equity Trust

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    February 27, 2004
                          ------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    February 27, 2004
                          ------------------------

                     By:     /s/ Douglas A. Romich
                          ------------------------------------------------------
                             Douglas A. Romich, Treasurer
                             Principal Financial Officer

                     Date    February 27, 2004
                          ------------------------